UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number 811-22648

Aspiriant Global Equity Trust

(Exact name of registrant as specified in charter)

11100 Santa Monica Boulevard Suite 600
Los Angeles, California 90025

(Address of principal executive offices) ( Zip code)

Robert J. Francais
Aspiriant Global Equity Trust
11100 Santa Monica Boulevard Suite 600
Los Angeles, California 90025

(Name and address of agent for service)

Registrant's telephone number, including area code: (310) 806-4000

Date of fiscal year end: Feb 28

Date of reporting period: February 28, 2014

Item 1.  Reports to Stockholders

The following is a copy of the report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1)

ASPIRIANT RISK-MANAGED GLOBAL EQUITY FUND

A series of Aspiriant Global Equity Trust

Annual Report
February 28, 2014

ASPIRIANT RISK-MANAGED GLOBAL EQUITY FUND

TABLE OF CONTENTS

Letter to Shareholders	2
Growth of a $10,000 Investment and Performance	6
Schedule of Investments	7
Summary of Investments	32
Statement of Assets and Liabilities.	33
Statement of Operations	34
Statement of Changes in Net Assets	35
Financial Highlights	36
Notes to Financial Statements	37
Report of Independent Registered Public Accounting Firm	50
Other Information	51
Expense Example	52
Trustees and Officers	53

2

ASPIRIANT RISK-MANAGED GLOBAL EQUITY FUND
LETTER TO SHAREHOLDERS
February 28, 2014

THE FIRST FISCAL YEAR

The Aspiriant Risk-Managed Global Equity Fund (the “Fund”) was conceived and launched as a solution for Aspiriant’s clients to remain invested in global equity through all parts of the market cycle, particularly during periods of steep market downturns. Immediately following the deepest part of the 2008 financial crisis, Aspiriant initiated a multi-year research endeavor with the goal of implementing a solution prior to the next serious downturn. The Fund was launched with three goals: achieve growth through long term capital appreciation; generate additional income and reduce volatility through covered call writing; and help protect the value of assets against periods of severe market stress through tail risk management. This combination of strategies was designed to eliminate the temptation to ‘time the market’ (a virtual impossibility) and remain invested in global equities over the long-term, as studies of long-term market returns and asset allocation indicate that staying invested in equities is an important part of maximizing investment returns. Finally, Aspiriant believes in the long-term growth of the global economy. Global equity exposure offers the possibility of a cost-effective and tax-efficient way to participate in economic progress in both developed and emerging markets. We are excited to mark the Fund’s first fiscal year (April 4, 2013 to February 28, 2014).

GLOBAL EQUITY MARKETS

Global equity performance was very strong, with the MSCI ACWI All Cap Index up more than 18% for the year. The US equity market also rose steeply, with small capitalization stocks leading the charge; the small capitalization Russell 2000® Index outpaced the S&P 500® (31.56% versus 25.37%) during the year. Looking at the equity style impact on US returns, growth stocks outran value stocks with the Russell 1000® Growth Index returning 29.14% and the Russell 1000® Value Index returning 23.44% during the year.

Moving to the developed overseas markets, the MSCI EAFE Index returned a respectable 19.28% for the year; certainly strong, but still lagging behind the US market. As with the US market, international developed small cap stocks outpaced large cap stocks with the MSCI EAFE Small Cap Index returning 26.26% for the year. In sharp contrast, emerging markets significantly underperformed both US and international developed markets for the year, as illustrated by the MSCI Emerging Markets Index, returning -6.01%). The emerging markets include a broad group of countries with different economic drivers and therefore, had a wide range of country returns for the year. For example, Greece posted a stellar 49.92% return while Turkey dropped -34.33% in US Dollars during the year ending February 2014.

FUND REVIEW

During our first year, we experienced a strong equity market with very low risk levels. While these conditions generally serve as tailwinds in an overall investment portfolio, these very same conditions act as headwinds for an equity risk-managed portion of a portfolio. As a result, the Fund returned 10.24% during the year, trailing the benchmark, the MSCI ACWI All Cap Index, which returned 18.07%. However, given the unusually strong market and very low risk levels (for example, S&P 500 up 35% and MSCI EAFE Index up 19.28% for the year), we expected the Fund’s underperformance. The Fund did have some important positive highlights during the year, which are specified in the Fund Strategy Review.

3

ASPIRIANT RISK-MANAGED GLOBAL EQUITY FUND
LETTER TO SHAREHOLDERS (Continued)
February 28, 2014

STRATEGY DESCRIPTIONS AND REVIEW

As a reminder, the Fund seeks to deliver on three goals:

•	Strategy #1. Global Equity Strategy. Achieve growth through long-term capital appreciation.

•	Strategy #2. Covered Call Writing Strategy. Generate additional income and reduce volatility through covered call writing.

•	Strategy #3. Tail-Risk Management Strategy. Protect the value of assets against periods of severe market stress through tail risk management.

Global Equity Strategy

The Global Equity Strategy had multiple large positive factors and one detractor in the Fund’s first fiscal year. On the positive side, the momentum, quality and small capitalization tilts in the Global Equity Strategy all worked well towards boosting the strategy’s performance. As discussed in the Global Equity Markets section, the global developed equity markets had a very strong year ending February 2014 with the US market leading during the period (Wilshire 5000 Total Market IndexSM returned 26.3%). US stocks are an important component of the Global Equity Strategy, making up more than 50% of the equity allocation. The largest detractor was the Fund’s overweight to emerging markets equities, with the MSCI Emerging Markets Index returning a dismal -6.01%. Emerging markets dragged down otherwise positive performance in the Global Equity Strategy.

Covered Call Writing and Tail-Risk Management Strategies

As expected during a rapidly rising equity market, the Covered Call Writing Strategy dragged down performance during the year. However, examining results on a month-by-month basis, there were, as expected, certain months during which the Covered Call Writing Strategy added to performance. For example, in January 2014 where the global markets were negative (measured by the MSCI ACWI All Cap Index, -3.67%), the Covered Call Writing Strategy added more than 60 basis points to the Fund. To further place the fiscal year impact of the Covered Call Writing Strategy into perspective, while the strategy lost approximately 1% during the period, a similar strategy run by the Chicago Board of Options Exchange (CBOE), the CBOE S&P 500 BuyWrite Index (BXMSM), lost nearly -15% during the same period. Thus, the Fund’s Call Writing Strategy performed well by reducing volatility in the Fund and adding to Fund performance in the negative months.

Tail-risk management is designed to be protective in precipitously falling markets. Given the strong market conditions, there were only two specific opportunities for the Tail-Risk Management Strategy to add significant value to the overall Fund performance during the fiscal year. In June 2013, both developed equity markets and, in particular, emerging markets tumbled when the US Federal Reserve announced the potential tapering of the government asset purchase program. As discussed in the Fund’s June 2013 Performance Commentary, the Fund’s June return exceeded the benchmark (MSCI ACWI All Cap Index) due in part to the Tail-Risk Management Strategy, which outperformed in the falling markets. The Tail-Risk Management Strategy also added significantly to performance in January 2014, where volatility levels in the market (as measured by the CBOE Volatility Index®) reached to the highest levels since October 2013. Over the entire year, the strategy was a drag on Fund performance. However, this is not surprising in a prevailing period of strong equity markets coupled with very low risk levels.

4

ASPIRIANT RISK-MANAGED GLOBAL EQUITY FUND
LETTER TO SHAREHOLDERS (Continued)
February 28, 2014

In summary, all three strategies performed as expected in the market conditions experienced during the Fund’s first fiscal year. Specifically, the Global Equity Strategy was a source of asset growth, and both the Covered Call Writing and Tail-Risk Management Strategies added return during months of negative performance and/or increased volatility. Most significantly, the Tail-Risk Management Strategy protected the emerging markets during the steep drop, offsetting the huge negative emerging markets return for the month (MSCI Emerging Markets Index, June 2013, -6.37%).

LOOKING AHEAD

We launched the Aspiriant Risk-Managed Global Equity Fund with one overarching goal: to serve as a solution for Aspiriant’s clients to remain invested in global equities through all parts of the market cycle, particularly during periods of steep market downturns. By design, we recognize the Fund will likely underperform in certain environments, such as the bull market experienced since the Fund’s inception. However, as the Fund was conceived for long-term investing by long-term investors, we tend not to be overly preoccupied by short-term performance. Our focus remains on performance over an entire market cycle and we encourage investors to share that objective. Moreover, the Fund’s performance has proven to be consistent with our expectations, which gives us confidence the Fund was properly conceived, designed and executed.

Looking ahead, we are concerned about the opportunity that exists within equity and fixed income securities around the world. In fact, we see very few opportunities to take advantage of attractive valuations. At the same time, we cannot point to a specific “triggering event” on the horizon that would likely, and predictability, result in an abrupt pullback in the market. This, of course, reinforces difficulty of market timing. We think the coming months will oscillate through periodic pullbacks and advances until earnings and growth catch up to valuations. Given this outlook, we believe we are entering an environment in which risk-managed equities, including the Fund, should prove themselves. In that regard, we believe a risk-managed solution, especially one that does not give up the possibility of a substantial upside due to long-term capital appreciation, should be considered for an allocation in a globally and risk-diversified portfolio. Then, if the market rally persists, investors continue to benefit from equity exposure; if the rally severely reverses, investors are prepared to weather the storm.

Hilarie C. Green, CFA®
Managing Director – Aspiriant Funds Group

John Allen, CFA®
Chief Investment Officer

The performance data quoted represents past performance and is not a guarantee of future results. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information quoted. To obtain performance information current to the most recent month-end, please call 1.877.997.9971.

An investment in the Fund is subject to risks and you could lose money on your investment in the Fund. The principal risks of investing in the Fund include, but are not limited to, investing in smaller companies with limited resources, foreign securities and currencies, emerging markets, derivatives and illiquid investments, and use of predictive models. A value oriented investing style may go in and out of favor which may cause the Fund to sometimes underperform other equity funds.

5

ASPIRIANT RISK-MANAGED GLOBAL EQUITY FUND
LETTER TO SHAREHOLDERS (Continued)
February 28, 2014

Foreign securities have additional risks including currency rate changes, political and economic instability, less regulation and market liquidity. Investments in emerging markets involve even greater risks.

The Fund may invest in derivatives which can be highly volatile, illiquid, difficult to value, and changes in the value of a derivative may not correlate with the underlying securities or other securities held directly by the Fund. Such risks include losses which, as a result of leverage, can be substantially greater than the derivatives’ original cost. There is also a possibility that derivatives may not perform as intended which can reduce opportunity for gain or result in losses by offsetting positive returns in other securities the Fund owns.

The adviser and sub-advisers may be unable to construct the Fund’s investment portfolio such that the intended federal tax implications, when making investment decisions with respect to individual securities, are achieved.

The views expressed are those of the authors at the time created. They do not necessarily reflect the views of other persons in the Aspiriant, LLC organization. These views are subject to change at any time based on market and other conditions, and Aspiriant disclaims any responsibility to update such views. No forecasts can be guaranteed. These views may not be relied upon as investment advice or as an indication of trading intent on behalf of any Aspiriant portfolio.

Please consider the Fund’s investment objectives, risks, charges and expenses carefully before investing. The prospectus that contains this and other information about the Fund is available by calling 1-877-997-9971 and should be read carefully prior to investing.

The MSCI ACWI All Cap Index is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed and emerging markets. It is not possible to invest directly in an index. The MSCI EAFE Index (Europe, Australasia, Far East) is a free float-adjusted market capitalization index that is designed to measure the equity market performance of developed markets, excluding the US & Canada. The MSCI Emerging Markets Index is a free float-adjusted market capitalization index that is designed to measure equity market performance of emerging markets. The MSCI EAFE Small Cap Index is an equity index which captures small cap representation across Developed Markets countries around the world, excluding the US and Canada. The S&P 500 is a market capitalization-weighted index that includes 500 stocks representing all major industries. Returns are denominated in US Dollars and include reinvested dividends. The index is a proxy for the performance of the broad US equity market through changes in aggregate market value. The Russell 1000 Growth Index measures the performance of the large-cap growth segment of the U.S. equity universe. It includes those Russell 1000 companies with higher price-to-book ratios and higher forecasted growth values. The Russell 1000 Value Index measures the performance of the large-cap value segment of the U.S. equity universe. It includes those Russell 1000 companies with lower price-to-book ratios and lower expected growth values. The Russell 2000 Index measures the performance of the small-cap segment of the U.S. equity universe. The Russell 2000 is a subset of the Russell 3000 Index representing approximately 10% of the total market capitalization of that index. It includes approximately 2000 of the smallest securities based on a combination of their market cap and current index membership. The Wilshire 5000 Total Market Index represents the broadest index for the U.S. equity market, measuring the performance of all U.S. equity securities with readily available price data. The CBOE S&P 500 BuyWrite Index (BXM) is a benchmark index designed to track the performance of a hypothetical buy-write strategy on the S&P 500 Index.

CFA® and Chartered Financial Analyst® are registered trademarks owned by CFA Institute.

6

ASPIRIANT RISK-MANAGED GLOBAL EQUITY FUND
GROWTH OF A $10,000 INVESTMENT AND PERFORMANCE
February 28, 2014 (Unaudited)

The above graph assumes an initial investment of $10,000 in the Advisor Shares made as of the close of business on April 4, 2013 (Commencement of the Fund’s Operations).

Total Returns as of February 28, 2014	Since Inception*
Aspiriant Risk-Managed Global Equity Fund
Advisor Shares	10.24%
MSCI ACWI All Cap Index (1)	18.07%

The performance data quoted represents past performance and is not a guarantee of future results. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information quoted. To obtain performance information current to the most recent month-end, please call 1.877.997.9971, or go to www.aspiriantfunds.com.

*	For the period close of business April 4, 2013 (commencement of operations) through February 28, 2014.

(1)
The MSCI ACWI All Cap Index is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed and emerging markets. Returns include the reinvestment of distributions but do not consider sales charges. Performance is shown for illustrative purposes only and does not predict or depict the performance of the Fund.

The above referenced Index does not reflect the deduction of fees and taxes associated with a mutual fund, such as investment management and fund accounting fees. Investors cannot invest directly in an index, although they can invest in their underlying securities.

7

ASPIRIANT RISK-MANAGED GLOBAL EQUITY FUND
SCHEDULE OF INVESTMENTS
As of February 28, 2014

Number of Shares		Value
	COMMON STOCK – 93.4%
	AUSTRALIA – 2.0%
4,449	AGL Energy Ltd.	$62,263
29,551	AMP Ltd.	127,608
1,110	Ansell Ltd.	18,006
33,519	Asciano Ltd.	161,642
350	ASX Ltd.	11,753
12,071	Aurizon Holdings Ltd.	54,986
8,010	Australia & New Zealand Banking Group Ltd.	230,291
883	Bank of Queensland Ltd.	9,472
15,965	Bendigo and Adelaide Bank Ltd.1	158,889
9,937	BHP Billiton Ltd. - ADR	340,825
4,600	BlueScope Steel Ltd.*	25,342
8,107	Brambles Ltd.	68,001
5,923	CFS Retail Property Trust Group - REIT	10,428
4,243	Challenger Ltd.*	23,596
3,266	Commonwealth Bank of Australia	218,138
22,093	Commonwealth Property Office Fund - REIT	24,642
883	Computershare Ltd.	9,381
2,240	CSL Ltd.	144,657
13,622	Dexus Property Group - REIT	13,031
16,129	Echo Entertainment Group Ltd.	38,479
4,791	Federation Centres Ltd. - REIT	10,236
2,586	Flight Centre Travel Group Ltd.1	120,195
4,756	Fortescue Metals Group Ltd.1	23,151
6,953	Goodman Group - REIT	29,873
7,143	GPT Group - REIT	23,755
50,036	Incitec Pivot Ltd.	140,595
3,295	Leighton Holdings Ltd.1	53,341
8,125	Lend Lease Group	82,083
1,147	Macquarie Group Ltd.	57,843
14,360	Mirvac Group - REIT	22,672
10,706	National Australia Bank Ltd.	332,946
5,274	Newcrest Mining Ltd.	53,150
2,091	Origin Energy Ltd.	27,022
3,927	QBE Insurance Group Ltd.	45,144
718	Rio Tinto Ltd.	42,895
4,061	Sonic Healthcare Ltd.	63,221
8,628	Stockland - REIT	29,797
10,880	Suncorp Group Ltd.	118,303
177	Sydney Airport	642
52,418	Tatts Group Ltd.	136,912

Number of Shares		Value
	COMMON STOCK (Continued)
	AUSTRALIA (Continued)
43,229	Telstra Corp. Ltd.	$195,017
12,063	Toll Holdings Ltd.1	57,393
342	Wesfarmers Ltd.	13,133
7,159	Westfield Group - REIT	65,756
12,150	Westfield Retail Trust - REIT	33,769
4,791	Westpac Banking Corp.	143,788
3,113	Woodside Petroleum Ltd.1	105,591
5,781	Woolworths Ltd.	186,336
2,025	WorleyParsons Ltd.	30,493
		3,996,482
	AUSTRIA – 0.1%
558	CA Immobilien Anlagen A.G.*	10,437
1,346	CAT Oil A.G.	32,877
506	Conwert Immobilien Invest S.E.	6,907
2,394	Oesterreichische Post A.G.	119,552
931	Wienerberger A.G.	17,539
		187,312
	BELGIUM – 0.3%
145	Ackermans & van Haaren N.V.	16,983
3,696	Ageas	169,074
2,129	Anheuser-Busch InBev N.V.	222,681
103	Barco N.V.	8,146
138	Befimmo S.A. - REIT*	9,926
144	Cofinimmo - REIT*	17,267
1,172	Colruyt S.A.	64,922
259	D'ieteren S.A.	11,678
1,600	Delhaize Group S.A.	114,888
246	Groupe Bruxelles Lambert S.A.	24,148
721	KBC Ancora*	28,372
		688,085
	BERMUDA – 3.0%
1,592	African Minerals Ltd.*	3,948
14,400	Aircastle Ltd.	283,680
6,500	Aspen Insurance Holdings Ltd.	244,140
4,900	Assured Guaranty Ltd.2	120,295
9,500	Axis Capital Holdings Ltd.	417,715
4,700	Bunge Ltd.	374,167
113,735	BW Offshore Ltd.	140,931
1,000	Cheung Kong Infrastructure Holdings Ltd.	6,525
800	Endurance Specialty Holdings Ltd.	41,712

8

ASPIRIANT RISK-MANAGED GLOBAL EQUITY FUND
SCHEDULE OF INVESTMENTS (Continued)
As of February 28, 2014

Number of Shares		Value
	COMMON STOCK (Continued)
	BERMUDA (Continued)
5,200	Everest Re Group Ltd.	$776,048
4,000	First Pacific Co., Ltd.	3,973
1,852,000	GOME Electrical Appliances Holding Ltd.1	310,827
5,144	Gulf Keystone Petroleum Ltd.*	13,363
6,600	Helen of Troy Ltd.*2	431,046
4,075	Hiscox Ltd.	44,521
3,250	Kerry Logistics Network Ltd.*	5,327
9,500	Kerry Properties Ltd.	31,365
14,000	Li & Fung Ltd.1	18,362
63,700	Marvell Technology Group Ltd.2	973,973
23,000	Noble Group Ltd.	18,714
3,000	NWS Holdings Ltd.	4,714
5,000	Orient Overseas International Ltd.	24,620
4,700	Orient-Express Hotels Ltd. - Class A*	72,380
5,900	PartnerRe Ltd.	583,392
2,343	Petra Diamonds Ltd.*	6,194
3,400	Platinum Underwriters Holdings Ltd.	199,308
4,000	Shangri-La Asia Ltd.	6,695
6,100	Signet Jewelers Ltd.	582,855
7,600	Validus Holdings Ltd.	279,756
8,000	Yue Yuen Industrial Holdings Ltd.	24,518
		6,045,064
	BRAZIL – 2.4%
55,500	AMBEV S.A. - ADR	399,600
58,500	CCR S.A.*	401,186
5,100	Cia Brasileira de Distribuicao Grupo Pao de Acucar - ADR	216,903
15,200	Cia de Saneamento Basico do Estado de Sao Paulo - ADR	140,904
64,945	Cia Energetica de Minas Gerais - ADR	376,031
2,140	Cielo S.A.	57,955
40,600	CPFL Energia S.A.	290,897
37,300	EcoRodovias Infraestrutura e Logistica S.A.	196,462
82,800	EDP - Energias do Brasil S.A.	315,344
32,395	Localiza Rent a Car S.A.	430,506
1,800	Lojas Renner S.A.	44,295
21,100	Natura Cosmeticos S.A.	310,549
4,600	Qualicorp S.A.*	41,669
5,900	Raia Drogasil S.A.	41,594
52,300	Souza Cruz S.A.	453,687

Number of Shares		Value
	COMMON STOCK (Continued)
	BRAZIL (Continued)
16,600	Telefonica Brasil S.A. - ADR	$309,590
1,600	Tim Participacoes S.A. - ADR	39,584
3,400	Totvs S.A.	46,924
34,000	Tractebel Energia S.A.*	481,416
1,200	Ultrapar Participacoes S.A.	26,689
14,600	WEG S.A.	190,474
		4,812,259
	CANADA – 2.9%
1,600	Advantage Oil & Gas Ltd.*	6,575
2,500	Aecon Group, Inc.	36,372
500	AGF Management Ltd. - Class B1	5,179
2,000	Agnico Eagle Mines Ltd.1	64,174
1,000	Agrium, Inc.	92,107
2,500	Aimia Inc.	42,107
2,000	Alacer Gold Corp.	5,401
200	Alaris Royalty Corp.	5,393
400	Allied Properties Real Estate Investment Trust - REIT	12,102
1,600	ARC Resources Ltd.	43,161
500	Artis Real Estate Investment Trust - REIT	7,076
700	ATS Automation Tooling Systems, Inc.*	9,495
800	Avigilon Corp.*	21,407
5,300	B2Gold Corp.*	15,317
300	Badger Daylighting Ltd.	9,320
2,600	Bank of Montreal	171,267
1,000	Bank of Nova Scotia	57,184
14,500	Bankers Petroleum Ltd.*	64,427
3,600	Barrick Gold Corp.1	73,346
700	Bell Aliant, Inc.	16,904
1,900	BlackBerry Ltd.*	18,961
200	Boardwalk Real Estate Investment Trust - REIT	10,754
10,200	Bombardier, Inc. - Class B1	33,254
1,600	Brookfield Asset Management, Inc. - Class A	64,835
600	Brookfield Office Properties, Inc.	11,455
2,700	CAE, Inc.	36,283
600	Calloway Real Estate Investment Trust - REIT	14,007
500	Canaccord Genuity Group, Inc.	3,658

9

ASPIRIANT RISK-MANAGED GLOBAL EQUITY FUND
SCHEDULE OF INVESTMENTS (Continued)
As of February 28, 2014

Number of Shares		Value
	COMMON STOCK (Continued)
	CANADA (Continued)
500	Canadian Apartment Properties REIT - REIT	$9,875
1,700	Canadian Imperial Bank of Commerce	142,288
1,800	Canadian National Railway Co.1	101,696
4,500	Canadian Natural Resources Ltd.	164,671
500	Canadian Pacific Railway Ltd.	78,457
400	Canadian Real Estate Investment Trust - REIT	15,757
500	Canadian Tire Corp. Ltd. - Class A	45,087
4,300	Canfor Corp.*	114,053
10,600	Capstone Mining Corp.*	27,570
500	Catamaran Corp.*	22,514
6,700	Celestica, Inc.*	65,590
16,900	Centerra Gold, Inc.	75,701
900	Chartwell Retirement Residences - REIT	8,396
300	CI Financial Corp.	9,290
2,000	Cineplex, Inc.	74,054
600	Cominar Real Estate Investment Trust - REIT	9,818
300	Constellation Software, Inc.	66,356
1,300	Corus Entertainment, Inc. - Class B	29,421
800	Cott Corp.	6,502
900	Crescent Point Energy Corp.1	31,585
300	Davis + Henderson Corp.	8,339
600	DeeThree Exploration Ltd.*	4,871
1,100	Detour Gold Corp.*	9,557
700	Dollarama, Inc.	54,588
500	Dominion Diamond Corp.*	7,134
500	Dundee Real Estate Investment Trust - Class A - REIT	13,334
1,200	Element Financial Corp.*	15,465
900	Empire Co., Ltd. - Class A	57,554
5,600	Encana Corp.	106,204
500	Enerflex Ltd.	7,130
5,700	Enerplus Corp.1	112,888
1,800	Ensign Energy Services, Inc.	28,789
1,000	Extendicare, Inc.	6,466
800	Finning International, Inc.	21,790
1,000	First Majestic Silver Corp.*	11,018
400	FirstService Corp.	18,290

Number of Shares		Value
	COMMON STOCK (Continued)
	CANADA (Continued)
1,100	Fortuna Silver Mines, Inc.*	$4,739
2,000	Genworth MI Canada, Inc.	65,023
100	George Weston Ltd.	7,263
1,800	Gibson Energy, Inc.	43,858
300	Granite Real Estate Investment Trust*	10,377
600	Great-West Lifeco, Inc.1	16,689
2,800	Horizon North Logistics, Inc.	20,229
3,400	Husky Energy, Inc.	103,385
200	IGM Financial, Inc.	9,752
200	Imperial Oil Ltd.	8,998
3,200	Industrial Alliance Insurance & Financial Services, Inc.1	133,341
5,400	Intertape Polymer Group, Inc.	62,471
2,600	Ithaca Energy, Inc.*	6,457
600	Jean Coutu Group PJC, Inc. - Class A	11,347
1,200	Keyera Corp.	72,381
6,000	Kinross Gold Corp.	31,319
700	Labrador Iron Ore Royalty Corp.	20,343
700	Laurentian Bank of Canada	29,295
2,300	Linamar Corp.	99,972
2,300	Lions Gate Entertainment Corp.1 2	70,725
1,800	Magna International, Inc.	160,233
100	Manitoba Telecom Services, Inc.	2,748
8,900	Manulife Financial Corp.	168,869
600	Maple Leaf Foods, Inc.	8,805
600	Mullen Group Ltd.1	14,863
1,200	National Bank of Canada	48,160
7,200	Nevsun Resources Ltd.	27,895
1,000	Norbord, Inc.	27,824
300	North West Co., Inc.	6,814
1,800	OceanaGold Corp.*	4,308
1,100	Onex Corp.	58,611
2,000	Open Text Corp.1	101,978
3,500	Osisko Mining Corp.*	22,284
500	Paramount Resources Ltd. - Class A*	20,455
900	Parex Resources, Inc.*	7,071
900	Pason Systems, Inc.	23,229
1,900	Pengrowth Energy Corp.	12,801
500	Potash Corp. of Saskatchewan, Inc.	16,527
700	Power Corp. of Canada	19,148
2,600	Precision Drilling Corp.	28,623

10

ASPIRIANT RISK-MANAGED GLOBAL EQUITY FUND
SCHEDULE OF INVESTMENTS (Continued)
As of February 28, 2014

Number of Shares		Value
	COMMON STOCK (Continued)
	CANADA (Continued)
400	Pretium Resources, Inc.*1	$2,511
1,400	Quebecor, Inc. - Class B	31,039
700	RioCan Real Estate Investment Trust - REIT	16,601
2,500	Rogers Communications, Inc. - Class B	96,631
800	RONA, Inc.	8,381
3,100	Royal Bank of Canada	201,431
1,100	ShawCor Ltd.	45,429
2,500	Sherritt International Corp.	6,909
500	Shoppers Drug Mart Corp.1	27,228
1,000	Silver Standard Resources, Inc.*	10,304
500	Stantec, Inc.	30,638
2,900	Sun Life Financial, Inc.1	100,412
7,100	Suncor Energy, Inc.1	234,230
1,100	Superior Plus Corp.	12,209
700	Tahoe Resources, Inc.*	16,424
3,700	Teck Resources Ltd. - Class B	82,300
14,400	Tesco Corp.*	273,168
200	TMX Group Ltd.	9,240
2,200	Toronto-Dominion Bank	99,659
4,100	Transcontinental, Inc. - Class A	55,207
1,800	TransGlobe Energy Corp.*	13,362
6,300	Trinidad Drilling Ltd.	63,097
600	Uranium Participation Corp.*	3,197
800	Valeant Pharmaceuticals International, Inc.*1	114,195
700	Vermilion Energy, Inc.	39,511
600	West Fraser Timber Co., Ltd.	30,366
400	Westshore Terminals Investment Corp.	13,633
		5,780,141
	CAYMAN ISLANDS – 0.6%
33,000	ANTA Sports Products Ltd.	51,103
6,800	ASM Pacific Technology Ltd.1	61,652
123,000	Belle International Holdings Ltd.1	152,163
14,400	Fresh Del Monte Produce, Inc.	381,024
50,000	Geely Automobile Holdings Ltd.1	18,868
10,400	MGM China Holdings Ltd.	44,523
1,324	Phoenix Group Holdings	16,635
6,800	Sands China Ltd.	57,101
152,000	Sino Biopharmaceutical Ltd.	141,805

Number of Shares		Value
	COMMON STOCK (Continued)
	CAYMAN ISLANDS (Continued)
2,300	Tencent Holdings Ltd.	$184,681
8,000	Tingyi Cayman Islands Holding Corp.	22,454
9,200	Wynn Macau Ltd.	44,410
		1,176,419
	CHILE – 1.0%
19,300	Banco Santander Chile - ADR	416,494
108,177	Cencosud S.A.	329,077
239,923	Empresa Nacional de Electricidad S.A.*	325,369
4,590	Empresas COPEC S.A.	61,246
35,600	Enersis S.A. - ADR	506,588
45,014	S.A.C.I. Falabella	374,433
3,700	Sociedad Quimica y Minera de Chile S.A. - B Shares - ADR	113,960
		2,127,167
	CHINA – 0.3%
8,000	China Shenhua Energy Co., Ltd. - Class H	21,828
120,000	China Telecom Corp. Ltd. - Class H	51,934
146,000	PetroChina Co., Ltd. - Class H	154,196
16,800	Sinopharm Group Co., Ltd. - Class H1	46,815
36,000	Tsingtao Brewery Co., Ltd. - Class H	271,293
		546,066
	CURACAO – 0.1%
5,300	Orthofix International N.V.*	117,766

	DENMARK – 0.3%
3,030	Auriga Industries A/S - B Shares*	96,882
1,113	GN Store Nord A/S	27,443
507	NKT Holding A/S	34,192
2,303	Pandora A/S	155,820
93	Rockwool International A/S - B Shares	18,962
813	Royal Unibrew A/S	122,555
8,358	TDC A/S	83,016
408	Topdanmark A/S*	11,351
		550,221
	FINLAND – 0.4%
209	Caverion Corp.*	2,239
2,444	Citycon OYJ*	9,611
1,315	Huhtamaki OYJ	37,889
11,347	Orion OYJ - Class B	373,174

11

ASPIRIANT RISK-MANAGED GLOBAL EQUITY FUND
SCHEDULE OF INVESTMENTS (Continued)
As of February 28, 2014

Number of Shares		Value
	COMMON STOCK (Continued)
	FINLAND (Continued)
3,323	Ramirent OYJ	$42,049
1,808	Rautaruukki OYJ*	21,158
1,212	Sampo - A Shares	61,328
2,500	Sponda OYJ	13,583
1,286	Tieto OYJ	32,633
5,194	Wartsila OYJ Abp	306,581
		900,245
	FRANCE – 2.1%
409	Alten S.A.*	21,789
3,818	AXA S.A.	99,449
729	BNP Paribas S.A.	59,546
3,148	Cie Generale des Etablissements Michelin	382,672
1,820	CNP Assurances	39,194
3,347	Danone	236,016
728	Derichebourg S.A.	2,565
6,613	Electricite de France	262,375
477	Ipsen S.A.	20,450
767	Kering	156,732
400	Klepierre - REIT	18,217
5,696	Lagardere SCA	228,442
2,418	Metropole Television S.A.	56,238
1,407	Natixis	10,105
246	Nexity S.A.*	10,712
3,291	Plastic Omnium S.A.	113,630
520	Rallye S.A.*	21,956
3,556	Renault S.A.	351,955
3,273	Safran S.A.	230,072
1,739	Sanofi	180,873
1,418	Schneider Electric S.A.	126,184
1,351	SCOR S.E.	47,237
341	Societe BIC S.A.	43,682
5,933	Societe Generale S.A.	393,692
3,035	Societe Television Francaise 1	56,471
675	Suez Environnement Co.	13,491
27,059	Technicolor S.A.*	181,680
2,165	Teleperformance	137,486
3,019	Thales S.A.	200,454
3,823	Total S.A.	248,033
425	Unibail-Rodamco S.E. - REIT	111,873
610	Valeo S.A.	85,328

Number of Shares		Value
	COMMON STOCK (Continued)
	FRANCE (Continued)
2,615	Vivendi S.A.	$74,568
		4,223,167
	GERMANY – 2.1%
2,190	Adidas A.G.	254,633
336	Allianz S.E.	59,921
468	Alstria Office REIT- A.G. - REIT	6,502
2,304	Aurelius A.G.	90,788
1,767	BASF S.E.	203,106
2,781	Bayer A.G.	394,347
352	Bayerische Motoren Werke A.G.	40,842
110	Bertrandt A.G.	16,149
1,378	Continental A.G.	334,929
474	Deutsche Boerse A.G.	38,830
476	Deutsche Euroshop A.G.	21,380
10,831	Deutsche Lufthansa A.G.*	280,117
9,388	Deutsche Post A.G.	351,987
7,082	Deutsche Telekom A.G.	119,808
3,846	Drillisch A.G.	134,059
807	Duerr A.G.	67,341
3,804	Freenet A.G.	128,436
958	Grammer A.G.	49,097
3,197	HeidelbergCement A.G.	263,028
25,811	Heidelberger Druckmaschinen A.G.*	94,504
372	Krones A.G.	32,147
268	LEG Immobilien A.G.	17,405
2,690	Merck KGaA	472,109
1,056	Morphosys A.G.*	97,927
1,331	Muenchener Rueckversicherungs A.G.	291,012
2,265	Nordex S.E.*	36,757
1,376	OSRAM Licht A.G.*	93,403
18,178	QSC A.G.	99,213
858	Rhoen Klinikum A.G.	27,677
1,045	Stada Arzneimittel A.G.	53,718
3,074	United Internet A.G.	142,750
421	Wincor Nixdorf A.G.	33,706
		4,347,628
	GIBRALTAR – 0.0%
5,423	Bwin.Party Digital Entertainment PLC	11,692

12

ASPIRIANT RISK-MANAGED GLOBAL EQUITY FUND
SCHEDULE OF INVESTMENTS (Continued)
As of February 28, 2014

Number of Shares		Value
	COMMON STOCK (Continued)
	GUERNSEY – 0.1%
41,091	Resolution Ltd.	$259,653

	HONG KONG – 0.7%
36,800	AIA Group Ltd.	180,303
8,000	Bank of East Asia Ltd.1	33,172
10,500	BOC Hong Kong Holdings Ltd.	31,913
13,000	Cathay Pacific Airways Ltd.	26,496
5,000	Cheung Kong Holdings Ltd.	78,512
6,500	China Mobile Ltd.	61,655
16,000	China Resources Enterprise Ltd.	45,119
6,500	CLP Holdings Ltd.	50,745
8,000	Galaxy Entertainment Group Ltd.*	80,576
2,000	Hang Lung Properties Ltd.1	5,566
2,600	Hang Seng Bank Ltd.	42,177
4,699	Henderson Land Development Co., Ltd.	26,412
17,000	HKT Trust and HKT Ltd.	18,077
17,200	Hong Kong & China Gas Co., Ltd.1	37,087
3,000	Hong Kong Exchanges and Clearing Ltd.1	46,636
1,000	Hopewell Holdings Ltd.	3,387
6,000	Hutchison Whampoa Ltd.	81,049
9,000	Hysan Development Co., Ltd.	37,636
5,500	Link REIT - REIT	25,619
7,000	MTR Corp. Ltd.	25,420
8,000	New World Development Co., Ltd.	10,385
8,000	PCCW Ltd.1	3,807
4,500	Power Assets Holdings Ltd.	37,642
6,000	Sino Land Co., Ltd.	8,524
15,000	SJM Holdings Ltd.	48,259
131,500	Sun Art Retail Group Ltd.1	149,639
4,000	Sun Hung Kai Properties Ltd.	51,300
1,500	Swire Pacific Ltd. - Class A	16,880
9,000	Wharf Holdings Ltd.	62,982
8,000	Wheelock & Co., Ltd.	32,706
		1,359,681
	INDIA – 0.1%
4,400	Dr Reddy's Laboratories Ltd. - ADR	201,960

	INDONESIA – 0.5%
302,000	Bank Central Asia Tbk P.T.	266,865
58,000	Bank Mandiri Persero Tbk P.T.	45,658

Number of Shares		Value
	COMMON STOCK (Continued)
	INDONESIA (Continued)
5,000	Gudang Garam Tbk P.T.	$20,598
53,500	Indo Tambangraya Megah Tbk P.T.	120,143
332,000	Perusahaan Gas Negara Persero Tbk P.T.	140,572
147,500	Semen Indonesia Persero Tbk P.T.	191,160
1,440,000	Telekomunikasi Indonesia Persero Tbk P.T.	288,338
		1,073,334
	IRELAND – 0.7%
1,200	Accenture PLC - Class A	100,020
1,800	Alkermes PLC*	87,606
192	DCC PLC	10,161
1,300	Eaton Corp. PLC	97,123
1,500	Endo Health Solutions, Inc.*	119,730
13,977	Greencore Group PLC	62,407
7,500	Ingersoll-Rand PLC2	458,550
1,400	Jazz Pharmaceuticals PLC*2	212,723
3,900	Seagate Technology PLC	203,541
9,461	UDG Healthcare PLC	58,540
		1,410,401
	ISLE OF MAN – 0.0%
22,000	Genting Singapore PLC	23,352
2,641	Playtech PLC	36,097
		59,449
	ISRAEL – 0.1%
27,107	Babylon Ltd.*	65,020
218	Elbit Systems Ltd.	12,581
763	Gazit-Globe Ltd.	9,920
35,036	Israel Discount Bank Ltd. - Class A*	66,029
384	Osem Investments Ltd.*	8,632
238	Paz Oil Co., Ltd.	36,701
463	Rami Levi Chain Stores Hashikma Marketing 2006 Ltd.	26,761
2,019	Shikun & Binui Ltd.	4,877
324	Strauss Group Ltd.	5,849
		236,370
	ITALY – 0.9%
13,454	A2A S.p.A.	17,435
2,353	Autogrill S.p.A.*	22,881
1,198	Banca Generali S.p.A.	39,054
42,959	Banca Popolare di Milano Scarl*	34,024
8,185	Beni Stabili S.p.A. - REIT	7,229

13

ASPIRIANT RISK-MANAGED GLOBAL EQUITY FUND
SCHEDULE OF INVESTMENTS (Continued)
As of February 28, 2014

Number of Shares		Value
	COMMON STOCK (Continued)
	ITALY (Continued)
3,907	Brembo S.p.A.	$117,713
41,294	Enel S.p.A.	211,612
5,869	Eni S.p.A.	140,895
2,127	ERG S.p.A.	29,745
31,421	Intesa Sanpaolo S.p.A.	97,183
1,278	Mediaset S.p.A.*	7,326
9,112	Prysmian S.p.A.	235,380
11,295	Recordati S.p.A.	208,464
2,623	Safilo Group S.p.A.*	58,022
1,419	Salvatore Ferragamo S.p.A.	45,255
21,325	UniCredit S.p.A.	169,232
43,263	Unione di Banche Italiane SCPA	374,802
361	Yoox S.p.A.*	15,420
		1,831,672
	JAPAN – 5.6%
7,000	77 Bank Ltd.	30,838
2	Activia Properties, Inc. - REIT	17,041
450	Adastria Holdings Co., Ltd.	10,448
3,000	ADEKA Corp.*	33,055
11	Advance Residence Investment Corp. - REIT	23,596
300	Aeon Mall Co., Ltd.	8,330
1,400	Alfresa Holdings Corp.*	82,081
1,700	AnGes MG, Inc.*	7,997
2,000	AOKI Holdings, Inc.*	28,690
3,300	Aoyama Trading Co., Ltd.	81,394
1,600	Arcs Co., Ltd.	29,451
7,000	Asahi Kasei Corp.	49,886
2,600	Astellas Pharma, Inc.	169,002
600	Bridgestone Corp.	21,700
1,000	Bunka Shutter Co., Ltd.*	6,004
900	Canon, Inc.	28,081
5,400	Casio Computer Co., Ltd.	61,206
1,300	Central Japan Railway Co.	151,726
300	Century Tokyo Leasing Corp.	8,616
4,000	Chiba Bank Ltd.	24,288
3,400	Chugai Pharmaceutical Co., Ltd.	87,132
5,500	CKD Corp.	54,731
1,100	CyberAgent, Inc.	48,460
6,000	Dai Nippon Printing Co., Ltd.	60,447
400	Daibiru Corp.	4,084

Number of Shares		Value
	COMMON STOCK (Continued)
	JAPAN (Continued)
3,000	Daicel Corp.	$25,971
1,000	Daihatsu Motor Co., Ltd.	16,110
1,800	Daiichi Sankyo Co., Ltd.	31,108
2,100	Daiichikosho Co., Ltd.	63,222
900	Daikoku Denki Co., Ltd.*	21,200
3,000	Daikyo, Inc.	6,632
1,000	Daio Paper Corp.*	10,274
2,000	Daishi Bank Ltd.*	6,897
200	Daito Trust Construction Co., Ltd.	18,640
1,000	Daiwa House Industry Co., Ltd.	18,201
2	Daiwa House REIT Investment Corp. - REIT	8,201
3	Daiwa House Residential Investment Corp. - REIT	12,347
2	Daiwa Office Investment Corp. - REIT	9,873
3,000	Daiwa Securities Group, Inc.	27,149
1,100	Dena Co., Ltd.	23,848
2,200	DTS Corp.*	43,016
400	Dwango Co., Ltd.*	11,206
100	Earth Chemical Co., Ltd.*	3,536
2,600	East Japan Railway Co.	203,325
2,600	en-japan, Inc.	55,114
900	Exedy Corp.*	26,315
400	F@N Communications, Inc.	16,312
3,000	Fields Corp.*	52,922
6	Frontier Real Estate Investment Corp. - REIT*	32,598
39,000	Fuji Electric Co., Ltd.	179,286
7,000	Fuji Heavy Industries Ltd.	190,012
700	Fuji Oil Co., Ltd.*	9,488
900	Fuji Seal International, Inc.*	31,626
12,000	Fukuoka Financial Group, Inc.	48,509
5	Fukuoka REIT Co. - REIT*	8,433
100	Fuyo General Lease Co., Ltd.*	3,377
1	Global One Real Estate Investment Corp. - REIT*	6,803
17	GLP J-Reit - REIT	17,946
2,000	GNI Group Ltd.*	8,263
5,400	Gulliver International Co., Ltd.	41,731
3,000	Hankyu Hanshin Holdings, Inc.	16,485
1	Hankyu Reit, Inc. - REIT	5,256
3,000	Haseko Corp.*	19,249

14

ASPIRIANT RISK-MANAGED GLOBAL EQUITY FUND
SCHEDULE OF INVESTMENTS (Continued)
As of February 28, 2014

Number of Shares		Value
	COMMON STOCK (Continued)
	JAPAN (Continued)
300	Heiwa Real Estate Co., Ltd.*	$4,454
1,000	Higo Bank Ltd.	5,065
8,300	Hino Motors Ltd.	123,175
800	HIS Co., Ltd.	45,888
5,000	Hitachi Kokusai Electric, Inc.*	67,979
500	Hogy Medical Co., Ltd.	26,636
2,000	Hokkoku Bank Ltd.	6,620
300	Honda Motor Co., Ltd.	10,798
700	Hulic Co., Ltd.	8,097
1,000	Hyakugo Bank Ltd.	3,814
1,000	Hyakujushi Bank Ltd.*	3,174
100	IBJ Leasing Co., Ltd.*	2,503
4,100	Ichiyoshi Securities Co., Ltd.*	59,285
80	Iida Group Holdings Co., Ltd.*	1,217
6	Ikyu Corp.	7,025
2,600	Inabata & Co., Ltd.*	26,960
1	Industrial & Infrastructure Fund Investment Corp. - REIT	8,574
7,000	Isuzu Motors Ltd.	42,800
2,200	ITOCHU Corp.	27,416
1,500	Izumi Co., Ltd.*	43,777
14,000	J Front Retailing Co., Ltd.	88,982
3,000	Jaccs Co., Ltd.*	12,407
1,800	Japan Airlines Co., Ltd.	89,630
300	Japan Airport Terminal Co., Ltd.	6,979
10	Japan Excellent, Inc. - REIT	12,700
700	Japan Exchange Group, Inc.	16,702
22	Japan Hotel REIT Investment Corp. - REIT	10,801
5	Japan Logistics Fund, Inc. - REIT*	11,207
4	Japan Real Estate Investment Corp. - REIT	21,721
10	Japan Rental Housing Investments, Inc. - REIT	6,398
4	Japan Retail Fund Investment Corp. - REIT	7,904
6,000	Japan Steel Works Ltd.	29,444
18	Japan Tissue Engineering Co., Ltd.*	63,335
2,800	Japan Tobacco, Inc.	89,179
2,000	JFE Holdings, Inc.	40,821
4,000	JGC Corp.	148,360
2,000	Juroku Bank Ltd.*	6,662

Number of Shares		Value
	COMMON STOCK (Continued)
	JAPAN (Continued)
6,100	Justsystems Corp.*	$51,734
2,100	Kakaku.com, Inc.*	35,069
3,200	Kansai Electric Power Co., Inc.*	35,771
2,200	Kao Corp.	75,755
2,400	KDDI Corp.	146,774
3,000	Keisei Electric Railway Co., Ltd.*	26,383
11,000	Keiyo Bank Ltd.*	45,723
3	Kenedix Office Investment Corp.	14,925
1,800	Kenedix, Inc.*	6,084
1,000	Kinden Corp.*	10,407
2,000	Kirin Holdings Co., Ltd.	27,300
1,200	Kissei Pharmaceutical Co., Ltd.*	32,416
2,400	Kiyo Bank Ltd.*	29,903
1,000	Koito Manufacturing Co., Ltd.*	18,948
500	Kokuyo Co., Ltd.*	3,469
5,000	Komori Corp.	66,375
14,500	Konica Minolta, Inc.	147,935
800	Kose Corp.	26,133
3,700	KYORIN Holdings, Inc.	81,988
400	Kyoritsu Maintenance Co., Ltd.*	14,283
1,800	Leopalace21 Corp.*	8,795
1,400	Livesense, Inc.*	21,800
2,000	Maeda Road Construction Co., Ltd.*	31,326
800	Mandom Corp.*	27,283
900	Marui Group Co., Ltd.	7,434
2,500	Marusan Securities Co., Ltd.	21,392
900	Matsumotokiyoshi Holdings Co., Ltd.*	28,967
13,000	Mazda Motor Corp.*	62,790
4,300	Medipal Holdings Corp.*	66,472
1,700	Meitec Corp.	44,647
2,000	Mito Securities Co., Ltd.	8,519
13,000	Mitsubishi Electric Corp.	154,716
4,000	Mitsubishi Estate Co., Ltd.	94,872
31,000	Mitsubishi Heavy Industries Ltd.	190,980
46,500	Mitsubishi UFJ Financial Group, Inc.	269,451
900	Mitsubishi UFJ Lease & Finance Co., Ltd.	4,611
2,000	Mitsui Fudosan Co., Ltd.	59,786
59,800	Mizuho Financial Group, Inc.	122,997
10	Mori Hills REIT Investment Corp. - REIT*	13,586

15

ASPIRIANT RISK-MANAGED GLOBAL EQUITY FUND
SCHEDULE OF INVESTMENTS (Continued)
As of February 28, 2014

Number of Shares		Value
	COMMON STOCK (Continued)
	JAPAN (Continued)
2	Mori Trust Sogo Reit, Inc. - REIT	$16,538
2,800	MS&AD Insurance Group Holdings	66,532
300	Musashino Bank Ltd.*	9,393
5,800	Namco Bandai Holdings, Inc.	130,080
4,400	Namura Shipbuilding Co., Ltd.	45,264
9	NanoCarrier Co., Ltd.*	14,180
1,000	Nanto Bank Ltd.*	3,556
35,000	NEC Corp.	118,348
2,500	NEC Networks & System Integration Corp.*	54,496
2,200	Nexon Co., Ltd.	18,720
2,000	NHK Spring Co., Ltd.	20,869
4,000	Nihon Nohyaku Co., Ltd.*	54,408
200	Nintendo Co., Ltd.	24,720
4	Nippon Accommodations Fund, Inc. - REIT*	13,824
4	Nippon Building Fund, Inc. - REIT	22,940
4,000	Nippon Express Co., Ltd.	18,686
3,600	Nippon Konpo Unyu Soko Co., Ltd.*	63,423
2,000	Nippon Paint Co., Ltd.	30,750
2,000	Nippon Road Co., Ltd.*	9,698
1,000	Nippon Seiki Co., Ltd.*	17,861
1,000	Nippon Shinyaku Co., Ltd.	19,199
5,000	Nippon Synthetic Chemical Industry Co., Ltd.*	41,110
1,200	Nippon Telegraph & Telephone Corp.	67,559
9,000	Nippon Yusen KK	28,830
8,000	Nishimatsu Construction Co., Ltd.*	27,485
600	Nishio Rent All Co., Ltd.	18,996
1,100	NKSJ Holdings, Inc.	27,870
9,800	Nomura Holdings, Inc.	66,478
200	Nomura Real Estate Holdings, Inc.	4,112
2	Nomura Real Estate Residential Fund, Inc. - REIT	10,580
27,800	North Pacific Bank Ltd.	104,959
4,800	NTT DOCOMO, Inc.	80,004
1,400	Obara Group, Inc.*	53,017
2,000	Oji Holdings Corp.	9,606
800	Okabe Co., Ltd.*	11,016
3,000	Okasan Securities Group, Inc.*	25,778
5,000	Oki Electric Industry Co., Ltd.*	11,936
100	Okinawa Electric Power Co., Inc.	3,352

Number of Shares		Value
	COMMON STOCK (Continued)
	JAPAN (Continued)
1,000	Okumura Corp.	$4,327
2,300	Omron Corp.	97,007
3,400	ORIX Corp.	50,424
18	Orix JREIT, Inc. - REIT	22,814
7,000	Osaka Gas Co., Ltd.	29,160
800	Pal Co., Ltd.	14,076
1,000	PanaHome Corp.	6,839
11,300	Panasonic Corp.	141,537
800	Pigeon Corp.	36,097
1,900	Pocket Card Co., Ltd.	11,496
100	Pola Orbis Holdings, Inc.	4,000
2	Premier Investment Corp. - REIT	7,765
1,000	Rengo Co., Ltd.	5,799
38,600	Resona Holdings, Inc.	201,672
800	Resorttrust, Inc.*	13,336
400	Rohm Co., Ltd.	20,792
300	Round One Corp.*	2,292
300	Ryohin Keikaku Co., Ltd.	27,245
200	Ryosan Co., Ltd.	4,248
1,000	San-In Godo Bank Ltd.	6,628
200	Sangetsu Co., Ltd.	4,863
400	Sankyo Co., Ltd.	16,633
1,000	Sanwa Holdings Corp.	7,035
700	Secom Co., Ltd.	39,629
3,200	Seiko Epson Corp.	96,434
9,000	Seino Holdings Co., Ltd.	93,674
6,000	Sekisui Chemical Co., Ltd.*	68,564
2,000	Sekisui House Ltd.	25,131
2	Sekisui House SI Investment Co. - REIT	10,415
1,000	Senko Co., Ltd.	4,925
800	Seria Co., Ltd.	33,227
1,400	Seven & I Holdings Co., Ltd.	52,642
200	Shimamura Co., Ltd.*	18,116
12,000	Shindengen Electric Manufacturing Co., Ltd.*	58,700
41,000	Shinsei Bank Ltd.	85,479
5,900	Shionogi & Co., Ltd.	128,191
300	Showa Corp.*	3,881
2,500	SoftBank Corp.	189,458
5,600	Sojitz Corp.	9,942
1,100	Sosei Group Corp.*	30,251

16

ASPIRIANT RISK-MANAGED GLOBAL EQUITY FUND
SCHEDULE OF INVESTMENTS (Continued)
As of February 28, 2014

Number of Shares		Value
	COMMON STOCK (Continued)
	JAPAN (Continued)
4,000	Sotetsu Holdings, Inc.*	$14,325
3,400	Sparx Group Co., Ltd.*	7,369
3,600	Start Today Co., Ltd.	88,927
5,000	Sumitomo Chemical Co., Ltd.	20,533
800	Sumitomo Forestry Co., Ltd.	8,215
5,600	Sumitomo Mitsui Financial Group, Inc.	251,429
160	Sumitomo Real Estate Sales Co., Ltd.*	4,790
1,000	Sumitomo Realty & Development Co., Ltd.	40,405
1,000	Sumitomo Warehouse Co., Ltd.	5,020
300	Sundrug Co., Ltd.	12,100
1,500	Suzuken Co., Ltd.	57,005
2,700	Suzuki Motor Corp.	72,643
3,800	T&D Holdings, Inc.	46,728
400	Taikisha Ltd.	8,227
36,000	Taisei Corp.	160,833
11,000	Takashimaya Co., Ltd.	95,790
8,000	Takuma Co., Ltd.*	65,493
800	Tecmo Koei Holdings Co., Ltd.	9,847
800	THK Co., Ltd.*	18,402
2,000	Toho Co., Ltd.	38,796
2,800	Tokai Rika Co., Ltd.*	49,996
1,200	Tokai Tokyo Financial Holdings, Inc.	10,256
1,500	Tokio Marine Holdings, Inc.	44,563
1,000	Tokyo Dome Corp.*	5,865
9,900	Tokyo Electric Power Co., Inc.*	46,303
500	Tokyo Electron Ltd.	28,656
14,000	Tokyo Gas Co., Ltd.	70,329
700	Tokyo Seimitsu Co., Ltd.*	14,426
1,000	Tokyo Tatemono Co., Ltd.	8,168
7,000	Tokyu Corp.	42,777
1,000	Tokyu Fudosan Holdings, Corp.*	7,899
10	Tokyu, Inc. - REIT	12,253
2	Top, Inc. - REIT	9,213
6,000	Tosoh Corp.	23,271
2,000	TOTO Ltd.	28,381
5,300	Toyo Seikan Group Holdings Ltd.	93,045
1,000	Toyo Tire & Rubber Co., Ltd.	7,295
1,100	Toyoda Gosei Co., Ltd.	23,294
2,600	Toyota Boshoku Corp.	27,691

Number of Shares		Value
	COMMON STOCK (Continued)
	JAPAN (Continued)
4,500	Toyota Motor Corp.	$258,989
4,000	Transcosmos, Inc.	87,093
2,100	TS Tech Co., Ltd.*	68,755
900	Tsuruha Holdings, Inc.	83,867
2,500	TV Asahi Corp.*	47,941
38	UACJ Corp.*	146
18,000	Ube Industries Ltd.	34,438
100	Ulvac, Inc.*	2,061
500	United Arrows Ltd.	16,588
6	United Urban Investment Corp. - REIT	9,191
900	Universal Entertainment Corp.	15,688
700	Welcia Holdings Co., Ltd.	39,304
2,200	West Japan Railway Co.	90,437
7,100	Yahoo Japan Corp.	45,017
4,000	Yomiuri Land Co., Ltd.*	22,937
		11,238,980
	JERSEY – 0.2%
21,457	Beazley PLC	94,774
118,229	Centamin PLC*	109,011
1,100	Delphi Automotive PLC	73,227
5,219	Informa PLC	45,632
485	Kentz Corp. Ltd.	6,125
2,002	Shire PLC	110,741
		439,510
	LUXEMBOURG – 0.0%
3,021	AZ Electronic Materials S.A.*	20,184
793	GAGFAH S.A.*	12,049
		32,233
	MALAYSIA – 2.6%
113,900	AMMB Holdings Bhd	251,773
224,600	Axiata Group Bhd	449,310
62,300	CIMB Group Holdings Bhd	136,246
182,000	DiGi.Com Bhd	286,253
8,400	Genting Bhd	25,925
153,500	IOI Corp. Bhd	216,036
37,700	Kuala Lumpur Kepong Bhd	276,096
139,300	Malayan Banking Bhd	416,142
191,300	Maxis Bhd	407,074
249,400	Petronas Chemicals Group Bhd	514,069
87,700	Public Bank Bhd	510,220
172,600	Sime Darby Bhd	480,172

17

ASPIRIANT RISK-MANAGED GLOBAL EQUITY FUND
SCHEDULE OF INVESTMENTS (Continued)
As of February 28, 2014

Number of Shares		Value
	COMMON STOCK (Continued)
	MALAYSIA (Continued)
307,900	Telekom Malaysia Bhd	$532,861
154,400	Tenaga Nasional Bhd	565,807
50,100	UMW Holdings Bhd	180,638
		5,248,622
	MALTA – 0.0%
828	Unibet Group PLC*	40,598

	MAURITIUS – 0.0%
31,000	Golden Agri-Resources Ltd.	13,589

	MEXICO – 0.8%
64,400	Alfa S.A.B. de C.V. - Class A	154,872
13,300	America Movil S.A.B. de C.V. - Series L - ADR	257,621
3,500	Coca-Cola Femsa S.A.B. de C.V. - Series L - ADR	339,395
30,700	Genomma Lab Internacional S.A.B. de C.V. - Class B*	72,509
70,100	Grupo Bimbo S.A.B. de C.V. - Series A	183,698
7,100	Grupo Financiero Santander Mexico S.A.B. de C.V. - Class B - ADR	78,384
24,700	Mexichem S.A.B. de C.V.	80,410
182,600	Wal-Mart de Mexico S.A.B. de C.V. - Series V	386,798
		1,553,687
	NETHERLANDS – 1.7%
87	Aalberts Industries N.V.	2,934
4,469	Aegon N.V.	40,286
7,287	Airbus Group N.V.	535,429
1,255	Akzo Nobel N.V.	103,748
361	Eurocommercial Properties N.V.	16,265
9,417	ING Groep N.V.*	136,754
16,937	Koninklijke Ahold N.V.	315,718
14,368	Koninklijke Philips N.V.	501,789
15,500	LyondellBasell Industries N.V. - Class A	1,365,240
1,327	Nieuwe Steen Investments N.V. - REIT	8,158
3,010	Nutreco N.V.	137,093
23,340	PostNL N.V.*	111,146
7,042	Reed Elsevier N.V.	154,113
1,576	STMicroelectronics N.V.	14,294
180	Vastned Retail N.V. - REIT*	9,075

Number of Shares		Value
	COMMON STOCK (Continued)
	NETHERLANDS (Continued)
212	Wereldhave N.V. - REIT	$18,186
		3,470,228
	NORWAY – 0.1%
246	Algeta A.S.A.*	14,655
5,788	DNO International A.S.A.*	23,639
26,911	REC Silicon A.S.A.*	19,925
5,029	Sparebanken 1 SMN	48,153
932	Tomra Systems A.S.A.	8,695
		115,067
	POLAND – 0.7%
1,395	Bank Pekao S.A.	89,191
1,409	Bank Zachodni WBK S.A.	195,935
25,420	Orange Polska S.A.	85,266
98,389	PGE S.A.	600,603
20,050	Polskie Gornictwo Naftowe i Gazownictwo S.A.	33,896
12,323	Powszechna Kasa Oszczednosci Bank Polski S.A.	180,342
1,931	Powszechny Zaklad Ubezpieczen S.A.	282,200
		1,467,433
	PUERTO RICO – 0.1%
4,200	Popular, Inc.*	120,078

	RUSSIAN FEDERATION – 0.4%
7,600	Gazprom OAO - ADR	57,836
2,545	Lukoil OAO - ADR	138,448
15,010	MMC Norilsk Nickel OJSC - ADR	250,967
3,400	Mobile Telesystems OJSC - ADR	58,548
26,101	Rosneft OAO - GDR GDR	175,929
4,614	Tatneft OAO - ADR	166,014
		847,742
	SINGAPORE – 0.6%
4,000	Ascendas Real Estate Investment Trust - REIT	6,821
2,800	Avago Technologies Ltd.	172,760
4,000	CapitaCommercial Trust - REIT1	4,628
6,000	CapitaLand Ltd.1	13,509
4,000	CapitaMall Trust - REIT	6,002
22,000	CapitaMalls Asia Ltd.	31,099
2,000	City Developments Ltd.	14,826
30,000	ComfortDelGro Corp. Ltd.	45,699
8,000	DBS Group Holdings Ltd.	104,361

18

ASPIRIANT RISK-MANAGED GLOBAL EQUITY FUND
SCHEDULE OF INVESTMENTS (Continued)
As of February 28, 2014

Number of Shares		Value
	COMMON STOCK (Continued)
	SINGAPORE (Continued)
11,400	Flextronics International Ltd.*	$102,030
25,000	Global Logistic Properties Ltd.	55,905
43,000	Hutchison Port Holdings Trust - Class U1	26,892
1,000	Jardine Cycle & Carriage Ltd.	30,992
640	Keppel - REIT	594
8,000	Keppel Corp. Ltd.	66,151
11,000	Keppel Land Ltd.	27,907
14,000	Olam International Ltd.	19,628
8,000	Oversea-Chinese Banking Corp. Ltd.	60,371
2,000	Sembcorp Industries Ltd.	8,545
4,000	Sembcorp Marine Ltd.1	12,984
4,000	Singapore Airlines Ltd.	32,272
2,000	Singapore Exchange Ltd.1	10,865
14,000	Singapore Press Holdings Ltd.1	45,878
3,000	Singapore Technologies Engineering Ltd.	9,000
36,000	Singapore Telecommunications Ltd.	102,306
7,000	StarHub Ltd.	23,097
5,000	United Overseas Bank Ltd.	81,437
1,000	UOL Group Ltd.	4,831
13,000	Wilmar International Ltd.	35,429
40,000	Yangzijiang Shipbuilding Holdings Ltd.1	35,861
		1,192,680
	SOUTH AFRICA – 2.4%
7,789	Aspen Pharmacare Holdings Ltd.	197,014
4,798	Barclays Africa Group Ltd.	59,065
10,646	Bidvest Group Ltd.	250,125
83,993	FirstRand Ltd.	266,208
3,861	Kumba Iron Ore Ltd.	159,396
117,438	Life Healthcare Group Holdings Ltd.	411,381
10,802	Mediclinic International Ltd.	67,321
30,754	Mr Price Group Ltd.	426,281
19,587	MTN Group Ltd.	357,792
2,321	Naspers Ltd. - N Shares	278,809
20,389	Nedbank Group Ltd.	398,824
26,233	Netcare Ltd.	54,849
37,764	Sanlam Ltd.	185,323
4,673	Sasol Ltd.	237,261
20,685	Shoprite Holdings Ltd.	270,275
39,123	Standard Bank Group Ltd.	447,160

Number of Shares		Value
	COMMON STOCK (Continued)
	SOUTH AFRICA (Continued)
6,703	Steinhoff International Holdings Ltd.	$32,263
7,823	Tiger Brands Ltd.	177,485
14,092	Vodacom Group Ltd.	156,454
66,971	Woolworths Holdings Ltd.	396,390
		4,829,676
	SOUTH KOREA – 2.3%
325	Amorepacific Corp.	357,699
3,208	Cheil Industries, Inc.	207,269
1,960	Daelim Industrial Co., Ltd.	162,200
2,190	Daewoo International Corp.	86,323
588	E-Mart Co., Ltd.	140,004
2,018	Hyundai Glovis Co., Ltd.	443,534
419	Hyundai Mobis	123,044
241	Hyundai WIA Corp.	38,181
13,300	Kangwon Land, Inc.*	397,896
2,481	Kia Motors Corp.	128,904
14,600	KT Corp.	415,002
3,166	KT&G Corp.	231,894
742	LG Chem Ltd.	177,259
5,060	LG Display Co., Ltd.*	115,444
306	LG Household & Health Care Ltd.	131,181
34,800	LG Uplus Corp.	341,072
410	NAVER Corp.	313,467
41	Orion Corp.*	34,321
67	POSCO	17,821
1,706	Samsung C&T Corp.	100,689
1,119	Samsung Electro-Mechanics Co., Ltd.	71,183
229	Samsung Electronics Co., Ltd.	290,098
214	Samsung Engineering Co., Ltd.*	15,100
327	Samsung Fire & Marine Insurance Co., Ltd.	72,234
387	Samsung Techwin Co., Ltd.	19,121
1,608	SK Telecom Co., Ltd.	327,205
		4,758,145
	SPAIN – 0.8%
5,057	ACS Actividades de Construccion y Servicios S.A.	181,400
11,911	Banco Bilbao Vizcaya Argentaria S.A.	147,155
29,669	Banco Santander SA	267,812
14,359	CaixaBank S.A.	90,417
3,115	Duro Felguera S.A.	20,222
628	Ebro Foods S.A.	13,818

19

ASPIRIANT RISK-MANAGED GLOBAL EQUITY FUND
SCHEDULE OF INVESTMENTS (Continued)
As of February 28, 2014

Number of Shares		Value
	COMMON STOCK (Continued)
	SPAIN (Continued)
40,496	Ence Energia y Celulosa S.A	$135,471
156	Fomento de Construcciones y Contratas S.A.*	3,545
2,862	Gamesa Corp. Tecnologica S.A.*	32,127
17,180	Gas Natural SDG S.A.	439,986
32,353	Iberdrola S.A.	214,288
19,167	Sacyr S.A.*	115,881
		1,662,122
	SWEDEN – 0.8%
454	AarhusKarlshamn A.B.	30,428
141	Axfood A.B.	8,019
4,669	Bilia A.B. - A Shares	146,173
1,596	Castellum A.B.	27,925
3,558	Electrolux A.B. - Series B	84,252
1,146	Fabege A.B.	15,918
1,160	Hufvudstaden A.B. - A Shares	17,406
654	ICA Gruppen A.B.*	22,872
2,497	Intrum Justitia A.B.*	72,768
703	Investment A.B. Kinnevik - B Shares	27,264
1,112	Investor A.B. - B Shares	39,567
999	Kungsleden A.B.	8,613
6,243	Loomis A.B. - Class B	153,193
392	Lundbergforetagen A.B. - B Shares	18,374
47,676	SAS A.B.*	133,078
7,251	Skandinaviska Enskilda Banken A.B. - Class A	101,758
10,833	Svenska Cellulosa A.B. SCA - Class B	328,565
3,788	Swedish Match A.B.	119,840
15,995	Telefonaktiebolaget LM Ericsson - B Shares	206,765
499	Trelleborg A.B. - B Shares	9,825
890	Wallenstam A.B. - B Shares	14,707
680	Wihlborgs Fastigheter A.B.*	13,556
		1,600,866
	SWITZERLAND – 2.5%
3,174	Actelion Ltd.	336,314
766	Adecco S.A.	66,006
4,700	Allied World Assurance Co. Holdings A.G.	468,684
141	Allreal Holding A.G.	19,712
565	Baloise Holding A.G.	72,757
922	Basilea Pharmaceutica	135,499
	COMMON STOCK (Continued)
	SWITZERLAND (Continued)
181	Bucher Industries A.G.	$55,371
145	Forbo Holding A.G.	130,129
1,000	Foster Wheeler A.G.*	32,120
9	Galenica A.G.	9,560
85	Georg Fischer A.G.*	68,058
243	Givaudan S.A.	380,708
222	Helvetia Holding A.G.	115,147
10,905	Logitech International S.A.	174,005
57	Mobimo Holding A.G.	12,700
3,256	Nestle S.A.	245,975
8,401	Novartis A.G.	699,216
561	OC Oerlikon Corp. A.G.	9,584
403	PSP Swiss Property A.G.	37,331
3,377	Roche Holding A.G.	1,039,779
39	Sika A.G.	143,689
935	Sulzer A.G.	132,191
492	Swiss Life Holding A.G.*	122,377
1,042	Swiss Re A.G.	97,259
5,800	TE Connectivity Ltd.	339,764
104	Valora Holding A.G.	29,499
		4,973,434
	TAIWAN – 1.6%
12,650	Cheng Shin Rubber Industry Co., Ltd.	33,043
169,000	Chunghwa Telecom Co., Ltd.*	513,768
95,000	Compal Electronics, Inc.	64,271
280	Far Eastern Department Stores Ltd.	256
184,000	Far EasTone Telecommunications Co., Ltd.	372,664
76,950	Foxconn Technology Co., Ltd.	173,472
70,400	Hon Hai Precision Industry Co., Ltd.	196,061
16,000	HTC Corp.	71,990
5,000	Largan Precision Co., Ltd.*	224,013
6,000	Novatek Microelectronics Corp.*	27,675
52,000	President Chain Store Corp.	323,241
15,000	Quanta Computer, Inc.*	37,009
94,940	Realtek Semiconductor Corp.	282,937
132,000	Taiwan Mobile Co., Ltd.*	397,193
15,800	Taiwan Semiconductor Manufacturing Co., Ltd. - ADR	285,506
114,480	Uni-President Enterprises Corp.*	191,458
133,350	Wistron Corp.	111,105
		3,305,662

20

ASPIRIANT RISK-MANAGED GLOBAL EQUITY FUND
SCHEDULE OF INVESTMENTS (Continued)
As of February 28, 2014

Number of Shares		Value
	COMMON STOCK (Continued)
	THAILAND – 0.5%
46,300	Advanced Info Service PCL	$300,198
9,200	Bangkok Bank PCL	48,597
10,500	Bangkok Dusit Medical Services PCL	41,345
331,500	CP ALL PCL	399,353
55,100	PTT Global Chemical PCL	126,951
21,000	PTT PCL	188,776
		1,105,220
	TURKEY – 0.4%
8,823	BIM Birlesik Magazalar AS	163,412
31,721	KOC Holding AS	116,903
10,207	Turk Hava Yollari*	30,285
115,842	Turk Telekomunikasyon AS	310,490
19,175	Turkcell Iletisim Hizmetleri AS*	99,598
		720,688
	UNITED KINGDOM – 5.6%
55,752	3i Group PLC	392,735
1,438	Abcam PLC	11,869
6,924	Afren PLC*	18,836
2,373	Alent PLC	12,318
2,100	Aon PLC	179,760
19,745	ARM Holdings PLC	330,985
120	ASOS PLC*	13,960
11,955	Associated British Foods PLC	599,707
5,976	Babcock International Group PLC	147,124
2,894	Bank of Georgia Holdings PLC	112,395
3,569	Barclays PLC	15,035
3,241	BBA Aviation PLC	18,238
200	Bellway PLC	5,605
1,438	Berendsen PLC	25,219
5,985	Betfair Group PLC	115,155
4,671	BHP Billiton PLC	150,532
1,138	Big Yellow Group PLC - REIT	10,878
3,581	Bodycote PLC	45,330
29,680	BP PLC	250,827
2,281	British Land Co. PLC - REIT	26,624
28,083	British Sky Broadcasting Group PLC	442,048
5,643	Britvic PLC	73,396
91,401	BT Group PLC	628,641
16,199	Cable & Wireless Communications PLC	14,792
3,725	Cairn Energy PLC*	12,390

Number of Shares		Value
	COMMON STOCK (Continued)
	UNITED KINGDOM (Continued)
5,768	Capital & Counties Properties PLC	$36,366
41,186	Centrica PLC	219,953
1,331	Cineworld Group PLC	7,061
4,335	Close Brothers Group PLC	106,278
1,659	Crest Nicholson Holdings PLC*	10,609
18,682	CSR PLC	236,824
1,804	Daily Mail & General Trust PLC - A Shares	31,765
823	Derwent London PLC - REIT	38,188
454	Dignity PLC	11,411
969	Diploma PLC*	12,542
33,136	Dixons Retail PLC*	28,511
948	Domino Printing Sciences PLC	12,755
3,314	Drax Group PLC	44,727
7,001	DS Smith PLC	41,336
789	Dunelm Group PLC	13,125
10,209	easyJet PLC	293,607
3,691	EnQuest PLC*	9,026
4,060	Enterprise Inns PLC*	10,533
318	Fidessa Group PLC	13,664
396	Genus PLC	7,742
318	Go-Ahead Group PLC*	11,513
3,937	Grainger PLC	16,189
3,103	Great Portland Estates PLC - REIT	33,504
1,709	Greene King PLC	26,297
19,171	Halfords Group PLC	150,842
1,728	Hammerson PLC - REIT	16,621
5,830	Hansteen Holdings PLC - REIT	10,954
13,772	Hays PLC	32,938
5,585	Hikma Pharmaceuticals PLC	134,459
22,867	Home Retail Group PLC	75,052
13,724	Homeserve PLC	75,782
11,068	Howden Joinery Group PLC	70,308
55,072	HSBC Holdings PLC	581,231
6,083	ICAP PLC	44,631
3,093	IG Group Holdings PLC	32,772
4,208	IMI PLC	107,360
8,632	Intermediate Capital Group PLC	64,978
1,105	Interserve PLC	11,241
31,975	Investec PLC	237,817
2,068	ITE Group PLC	9,759

21

ASPIRIANT RISK-MANAGED GLOBAL EQUITY FUND
SCHEDULE OF INVESTMENTS (Continued)
As of February 28, 2014

Number of Shares		Value
	COMMON STOCK (Continued)
	UNITED KINGDOM (Continued)
12,505	ITV PLC	$42,263
803	Jardine Lloyd Thompson Group PLC	14,248
4,349	Jazztel PLC*	58,804
810	JD Wetherspoon PLC	11,059
2,647	Keller Group PLC	56,256
2,232	Laird PLC	11,745
1,905	Land Securities Group PLC - REIT	34,649
119,701	Lloyds Banking Group PLC*	165,307
3,484	Londonmetric Property PLC - REIT	8,421
7,193	Marks & Spencer Group PLC	60,550
2,572	Micro Focus International PLC	33,710
1,261	Millennium & Copthorne Hotels PLC	12,326
6,260	Mitchells & Butlers PLC*	50,771
1,203	Mondi PLC	22,060
1,995	National Express Group PLC	10,152
4,744	Next PLC	534,790
1,098	Northgate PLC*	10,931
3,034	Ophir Energy PLC*	16,156
19,200	Pace PLC	133,405
3,037	Pennon Group PLC	37,768
4,881	Persimmon PLC	118,087
1,584	Premier Foods PLC*	3,820
4,583	Premier Oil PLC	24,198
3,569	QinetiQ Group PLC	13,700
34,634	Quindell PLC*	19,574
4,921	Reckitt Benckiser Group PLC	404,821
1,838	Redrow PLC	10,520
9,829	Restaurant Group PLC	110,190
841	Rightmove PLC	38,764
2,937	Rio Tinto PLC	168,410
1,793	Rockhopper Exploration PLC*	3,489
10,271	Royal Dutch Shell PLC - A Shares	373,917
7,051	Royal Dutch Shell PLC - B Shares	274,302
924	RPC Group PLC	9,575
1,809	RPS Group PLC	10,483
1,087	Savills PLC	11,122
2,593	Schroders PLC	117,651
2,294	Shaftesbury PLC - REIT*	25,470
22,576	SIG PLC	79,853
3,532	Smith & Nephew PLC	56,216
1,351	Soco International PLC	10,726

Number of Shares		Value
	COMMON STOCK (Continued)
	UNITED KINGDOM (Continued)
411	Spectris PLC	$16,881
1,706	St. Modwen Properties PLC	11,270
5,685	Stagecoach Group PLC	37,108
6,345	SuperGroup PLC*	176,296
507	Synergy Health PLC	11,434
2,250	Synthomer PLC	9,983
3,106	TalkTalk Telecom Group PLC	16,452
458	Telecom Plus PLC	14,096
18,356	Thomas Cook Group PLC*	56,849
5,447	Travis Perkins PLC	178,068
29,520	TUI Travel PLC	220,895
2,373	Tullett Prebon PLC	13,310
2,798	Unilever PLC	114,438
1,586	Unite Group PLC*	11,910
70,806	Vodafone Group PLC	295,046
5,370	WH Smith PLC*	105,071
57	Whitbread PLC	4,278
5,818	WS Atkins PLC	144,270
		11,232,584
	UNITED STATES – 43.0%
6,000	8x8, Inc.*	63,480
4,500	A Schulman, Inc.	156,375
7,400	AAR Corp.	213,860
17,200	Abbott Laboratories	684,216
19,300	Achillion Pharmaceuticals, Inc.*1 2	67,550
35,700	Activision Blizzard, Inc.	690,795
2,600	Advanced Energy Industries, Inc.*	71,344
2,900	AECOM Technology Corp.*	92,626
2,800	Aetna, Inc.	203,588
7,900	Affymetrix, Inc.*1 2	60,988
10,400	AK Steel Holding Corp.*2	64,584
3,800	Akamai Technologies, Inc.*	232,294
1,300	Alaska Air Group, Inc.2	112,632
2,900	Albany International Corp. - Class A	104,632
1,800	Alexandria Real Estate Equities, Inc. - REIT	130,410
2,000	Alliant Techsystems, Inc.	269,580
5,700	Allstate Corp.	309,282
1,600	Alon USA Energy, Inc.2	21,424
3,500	Altra Industrial Motion Corp.	123,900
9,100	Altria Group, Inc.	329,966

22

ASPIRIANT RISK-MANAGED GLOBAL EQUITY FUND
SCHEDULE OF INVESTMENTS (Continued)
As of February 28, 2014

Number of Shares		Value
	COMMON STOCK (Continued)
	UNITED STATES (Continued)
1,000	Amazon.com, Inc.*	$362,100
300	AMERCO	69,882
2,000	American Capital Agency Corp. - REIT	44,580
12,500	American Capital Ltd.*	194,500
4,600	American Electric Power Co., Inc.	230,920
1,600	American Financial Group, Inc.	91,456
3,900	American International Group, Inc.	194,103
11,400	American States Water Co.	342,342
2,000	American Tower Corp. - REIT	162,940
700	Ameriprise Financial, Inc.	76,293
7,400	AmerisourceBergen Corp.	502,090
4,500	Amgen, Inc.	558,090
3,700	Anadarko Petroleum Corp.	311,392
3,750	Andersons, Inc.2	205,650
600	ANN, Inc.*	21,390
3,500	Annaly Capital Management, Inc. - REIT	39,130
3,200	Apollo Education Group, Inc.*	106,656
1,700	Apple, Inc.	894,608
23,700	Archer-Daniels-Midland Co.2	962,220
15,600	Ares Capital Corp.2	281,268
5,500	Arkansas Best Corp.	182,930
9,200	Arlington Asset Investment Corp. - Class A1 2	243,984
3,000	Arrow Electronics, Inc.*	169,890
900	Arthur J. Gallagher & Co.	41,580
3,700	Assurant, Inc.	242,831
2,800	AT&T, Inc.	89,404
400	AvalonBay Communities, Inc. - REIT	51,588
2,900	AVANIR Pharmaceuticals, Inc. - Class A*2	12,064
6,800	Avery Dennison Corp.	338,776
1,500	Avnet, Inc.	65,295
15,200	Bank of America Corp.	251,256
10,700	Bank of New York Mellon Corp.	342,400
1,000	Banner Corp.	39,690
3,100	Benchmark Electronics, Inc.*2	73,904
14,400	Best Buy Co., Inc.	383,472
2,500	Biogen Idec, Inc.*	851,700
400	BlackRock, Inc.	121,936
2,700	Boeing Co.	348,084

Number of Shares		Value
	COMMON STOCK (Continued)
	UNITED STATES (Continued)
1,600	BOK Financial Corp.	$103,568
6,100	Booz Allen Hamilton Holding Corp.	128,283
700	Boston Properties, Inc. - REIT	78,701
62,500	Boston Scientific Corp.*	818,750
5,800	Bravo Brio Restaurant Group, Inc.*2	89,842
1,000	Bristow Group, Inc.	77,600
11,500	Broadcom Corp. - Class A	341,780
700	Broadridge Financial Solutions, Inc.	26,432
20,800	Brocade Communications Systems, Inc.*2	199,056
7,000	Brooks Automation, Inc.	72,590
900	Brown & Brown, Inc.	27,090
7,700	Brown Shoe Co., Inc.	189,266
9,000	CA, Inc.	301,500
2,600	Cabot Microelectronics Corp.*2	114,842
3,300	Cabot Oil & Gas Corp.	115,500
5,700	California Water Service Group	134,007
20,500	Calix, Inc.*2	162,975
23,100	Cambrex Corp.*	463,617
1,400	Capella Education Co.	93,072
7,100	Cardinal Health, Inc.	507,863
12,500	CareFusion Corp.*	506,625
700	Carlisle Cos., Inc.	55,524
3,100	Cato Corp. - Class A2	87,017
3,000	CBS Corp. - Class B	201,240
4,500	Celgene Corp.*	723,375
3,100	Century Aluminum Co.*	36,704
900	CF Industries Holdings, Inc.	225,810
3,600	Chemtura Corp.*	89,100
2,500	Chesapeake Lodging Trust - REIT	65,125
6,300	Chevron Corp.2	726,579
7,800	Chimera Investment Corp. - REIT2	24,882
10,000	Chiquita Brands International, Inc.*	109,400
2,900	Cigna Corp.	230,811
6,700	Cimarex Energy Co.	775,257
1,100	Cinemark Holdings, Inc.	32,362
2,400	CIRCOR International, Inc.	171,744
16,800	Cisco Systems, Inc.	366,240
8,200	Citigroup, Inc.	398,766
900	CME Group, Inc.	66,438
1,700	CNO Financial Group, Inc.	31,042

23

ASPIRIANT RISK-MANAGED GLOBAL EQUITY FUND
SCHEDULE OF INVESTMENTS (Continued)
As of February 28, 2014

Number of Shares		Value
	COMMON STOCK (Continued)
	UNITED STATES (Continued)
11,600	Coca-Cola Co.	$443,120
700	Cognizant Technology Solutions Corp. - Class A*2	72,842
1,500	Comcast Corp.	74,843
6,400	Comcast Corp. - Class A	330,816
7,100	Comerica, Inc.	342,078
500	Computer Programs & Systems, Inc.	34,215
12,300	Computer Sciences Corp.	777,360
4,500	comScore, Inc.*2	142,290
2,100	CONMED Corp.	97,902
5,700	Constant Contact, Inc.*2	157,149
300	Cooper Cos., Inc.2	38,463
900	CoreLogic, Inc.*	29,340
1,900	Coresite Realty Corp. - REIT	59,166
2,735	Corrections Corp. of America - REIT	91,212
14,200	Cousins Properties, Inc. - REIT	164,010
100	Cracker Barrel Old Country Store, Inc.	9,945
300	Crane Co.	21,426
2,300	Cray, Inc.*	79,787
1,000	Credit Acceptance Corp.*	138,140
3,100	Crocs, Inc.*	47,213
9,500	CSG Systems International, Inc.	266,000
14,400	CVS Caremark Corp.	1,053,216
700	Cynosure, Inc. - Class A*	21,546
1,100	Deere & Co.	94,523
1,000	Delek U.S. Holdings, Inc.2	27,760
1,600	DIRECTV*	124,160
4,600	Discover Financial Services	263,948
400	DISH Network Corp. - Class A*	23,536
500	DST Systems, Inc.	46,990
2,900	DTE Energy Co.	208,104
2,000	Duke Energy Corp.	141,760
1,300	Dun & Bradstreet Corp.	128,973
1,100	DuPont Fabros Technology, Inc. - REIT2	29,216
500	DXP Enterprises, Inc.*	50,880
1,300	Dycom Industries, Inc.*	37,557
8,200	Dynavax Technologies Corp.*2	15,252
5,700	Edison International	298,509
13,100	Electronic Arts, Inc.*	374,529
1,400	Eli Lilly & Co.	83,454
1,100	EMCOR Group, Inc.	51,458

Number of Shares		Value
	COMMON STOCK (Continued)
	UNITED STATES (Continued)
9,800	Emergent Biosolutions, Inc.*	$242,452
2,100	Emerson Electric Co.	137,046
900	Encore Capital Group, Inc.*	43,758
3,800	EnerNOC, Inc.*	82,422
1,600	EPAM Systems, Inc.*	67,088
1,800	EPL Oil & Gas, Inc.*	54,180
600	Equity Lifestyle Properties, Inc. - REIT	24,150
1,200	Equity Residential - REIT	70,164
300	Essex Property Trust, Inc. - REIT	50,175
20,800	Exelis, Inc.	424,944
500	ExlService Holdings, Inc.*2	13,995
400	Express, Inc.*	7,316
3,300	Extra Space Storage, Inc. - REIT2	162,030
17,300	Exxon Mobil Corp.	1,665,471
19,100	Facebook, Inc. - Class A*2	1,307,586
1,800	FARO Technologies, Inc.*2	103,572
4,100	Ferro Corp.*2	53,792
10,700	Fidelity National Information Services, Inc.	595,027
5,100	First Commonwealth Financial Corp.2	43,452
9,000	First Midwest Bancorp, Inc.2	150,030
2,300	First Potomac Realty Trust - REIT2	29,164
4,400	First Solar, Inc.*2	251,108
400	FleetCor Technologies, Inc.*	51,972
6,800	FLIR Systems, Inc.	232,152
400	Ford Motor Co.	6,156
35,700	Forest Oil Corp.*2	71,757
1,200	Fred's, Inc. - Class A2	23,916
12,000	Frontier Communications Corp.1 2	58,560
7,100	Fusion-io, Inc.*2	77,887
15,600	GameStop Corp. - Class A1 2	582,036
1,900	Gap, Inc.	83,125
38,400	General Electric Co.	978,048
2,300	General Growth Properties, Inc. - REIT	50,646
11,400	Gentiva Health Services, Inc.*	122,094
9,100	Genworth Financial, Inc. - Class A*	141,414
3,200	Geo Group, Inc. - REIT	103,136
4,300	Gilead Sciences, Inc.*	355,997
12,000	Global Cash Access Holdings, Inc.*2	100,800
5,600	Gold Resource Corp.2	28,840
3,200	Goldman Sachs Group, Inc.	532,640

24

ASPIRIANT RISK-MANAGED GLOBAL EQUITY FUND
SCHEDULE OF INVESTMENTS (Continued)
As of February 28, 2014

Number of Shares		Value
	COMMON STOCK (Continued)
	UNITED STATES (Continued)
800	Google, Inc. - Class A*	$972,520
1,400	Greatbatch, Inc.*2	60,662
2,600	Groupon, Inc.*2	21,606
10,900	H&R Block, Inc.	344,876
4,700	Hanmi Financial Corp.	110,121
700	Hatteras Financial Corp. - REIT	13,804
1,600	HCP, Inc. - REIT	62,032
1,400	Health Care REIT, Inc. - REIT	82,236
600	Helmerich & Payne, Inc.	59,250
3,500	Hershey Co.	370,370
6,700	Hess Corp.	536,201
5,000	Hewlett-Packard Co.	149,400
6,300	Home Depot, Inc.	516,789
3,500	Honeywell International, Inc.	330,540
8,300	Horace Mann Educators Corp.	237,463
2,500	Hospitality Properties Trust - REIT	66,250
2,600	Host Hotels & Resorts, Inc. - REIT	51,142
9,800	Hovnanian Enterprises, Inc. - Class A*	59,486
200	Howard Hughes Corp.*	27,606
3,300	Humana, Inc.	371,118
12,200	Huntington Bancshares, Inc.	116,266
8,600	Huntsman Corp.	209,496
3,400	IAC/InterActiveCorp	263,602
3,200	ICU Medical, Inc.*2	185,152
900	Illinois Tool Works, Inc.	74,250
1,700	Impax Laboratories, Inc.*	43,809
500	Informatica Corp.*	20,780
1,300	Ingram Micro, Inc. - Class A*	38,285
1,400	Ingredion, Inc.2	92,176
26,900	Inland Real Estate Corp. - REIT2	288,099
900	Innospec, Inc.	39,159
8,900	Insight Enterprises, Inc.*2	204,522
4,900	Insperity, Inc.	143,031
4,400	Intel Corp.	108,944
900	International Business Machines Corp.	166,653
1,200	International Paper Co.	58,668
3,800	Interpublic Group of Cos., Inc.	67,336
1,400	Invacare Corp.	27,748
1,000	Invesco Mortgage Capital, Inc. - REIT	16,830
10,600	Investment Technology Group, Inc.*2	183,168

Number of Shares		Value
	COMMON STOCK (Continued)
	UNITED STATES (Continued)
9,300	ION Geophysical Corp.*2	$37,851
300	ITT Corp.2	13,170
5,100	ITT Educational Services, Inc.*	158,253
1,300	Jabil Circuit, Inc.	24,063
1,100	JM Smucker Co.	110,011
8,600	Johnson & Johnson	792,232
300	Jones Lang LaSalle, Inc.	36,960
13,700	JPMorgan Chase & Co.	778,434
4,700	Kelly Services, Inc. - Class A	118,252
53,600	KeyCorp	705,912
4,700	Kforce, Inc.	102,977
4,600	Kimberly-Clark Corp.	507,610
1,600	Kimco Realty Corp. - REIT	35,616
7,600	KLA-Tencor Corp.	495,140
2,100	Kohl's Corp.	117,999
2,000	Koppers Holdings, Inc.2	79,080
2,100	Korn/Ferry International*2	53,319
700	Kraton Performance Polymers, Inc.*	19,418
1,400	Kroger Co.	58,716
3,500	Kulicke & Soffa Industries, Inc.*2	40,390
500	L-3 Communications Holdings, Inc.	57,700
2,600	La-Z-Boy, Inc.2	66,404
18,300	Lattice Semiconductor Corp.*2	138,531
2,100	Lear Corp.	170,520
2,400	Legg Mason, Inc.	110,304
3,400	Leidos Holdings, Inc.	151,844
800	Lexmark International, Inc. - Class A2	33,712
600	LifePoint Hospitals, Inc.*	32,550
900	Lincoln Electric Holdings, Inc.	67,473
1,300	LinkedIn Corp. - Class A*	265,252
4,700	Loral Space & Communications, Inc.*	371,394
2,100	LSI Corp.	23,289
900	LTC Properties, Inc. - REIT	33,912
2,800	M&T Bank Corp.	326,452
1,600	Macquarie Infrastructure Co. LLC	86,688
7,600	Macy's, Inc.	439,736
12,100	Magnachip Semiconductor Corp.*	178,354
1,800	Manpowergroup, Inc.	140,688
9,800	Marathon Oil Corp.	328,300
3,200	Marathon Petroleum Corp.	268,800
900	Marriott Vacations Worldwide Corp.*	47,196

25

ASPIRIANT RISK-MANAGED GLOBAL EQUITY FUND
SCHEDULE OF INVESTMENTS (Continued)
As of February 28, 2014

Number of Shares		Value
	COMMON STOCK (Continued)
	UNITED STATES (Continued)
1,000	MasterCard, Inc. - Class A2	$77,720
2,300	Materion Corp.	68,057
9,600	Maxim Integrated Products, Inc.	314,016
4,200	McKesson Corp.	743,610
1,700	Mead Johnson Nutrition Co.	138,635
800	Medifast, Inc.*	21,072
17,100	Medtronic, Inc.	1,013,346
4,900	Mentor Graphics Corp.	106,036
19,300	Merck & Co., Inc.	1,099,907
12,700	Meritor, Inc.*	157,607
12,500	MetLife, Inc.	633,375
2,700	MFA Financial, Inc. - REIT	21,222
32,900	Microsoft Corp.	1,260,399
1,200	Mid-America Apartment Communities, Inc. - REIT2	81,168
5,400	Momenta Pharmaceuticals, Inc.*2	79,920
1,200	Monster Worldwide, Inc.*	9,564
300	Movado Group, Inc.	11,811
900	MSCI, Inc.*	39,339
1,400	Mueller Industries, Inc.	87,472
1,900	Mueller Water Products, Inc. - Class A	18,335
4,000	Multimedia Games Holding Co., Inc.*	132,100
7,100	MYR Group, Inc.*	165,217
700	Myriad Genetics, Inc.*1 2	25,347
700	National Health Investors, Inc. - REIT	43,190
500	National Retail Properties, Inc. - REIT	17,945
2,100	Nektar Therapeutics*2	26,943
9,000	Nelnet, Inc. - Class A	361,080
800	Netscout Systems, Inc.*	30,384
5,900	Neurocrine Biosciences, Inc.*2	104,017
137	New Media Investment Group, Inc.*	1,975
9,900	New Mountain Finance Corp.	148,698
1,400	New York Times Co. - Class A2	22,988
1,900	Newcastle Investment Corp. - REIT2	9,310
1,400	Newmont Mining Corp.	32,564
4,500	Newpark Resources, Inc.*2	50,040
4,400	News Corp.*	80,652
3,400	NIC, Inc.2	66,096
8,900	Northrop Grumman Corp.	1,077,167
4,500	NVIDIA Corp.	82,710
3,600	Occidental Petroleum Corp.	347,472

Number of Shares		Value
	COMMON STOCK (Continued)
	UNITED STATES (Continued)
1,700	Oceaneering International, Inc.	$121,686
1,000	Oil States International, Inc.*	94,920
1,500	Omnicare, Inc.	88,350
1,000	Omnicell, Inc.*2	28,780
4,200	Oracle Corp.	164,262
11,500	OraSure Technologies, Inc.*2	79,810
3,500	Oshkosh Corp.	202,405
7,200	Owens-Illinois, Inc.*	244,224
400	Packaging Corp. of America	29,156
5,100	Patterson-UTI Energy, Inc.	148,461
14,300	PDL BioPharma, Inc.1 2	122,551
4,400	PepsiCo, Inc.	352,308
1,100	PetMed Express, Inc.	15,180
23,285	Pfizer, Inc.	747,681
3,100	PG&E Corp.	136,586
11,000	PharMerica Corp.*	265,100
5,900	Phillips 66	441,674
15,600	Pilgrim's Pride Corp.*2	273,468
3,400	Pioneer Energy Services Corp.*	38,760
700	Piper Jaffray Cos.*	29,330
3,400	PNC Financial Services Group, Inc.	278,052
1,900	Popeyes Louisiana Kitchen, Inc.*	76,114
1,600	Post Properties, Inc. - REIT2	77,648
1,600	Potlatch Corp. - REIT2	63,424
1,700	PPG Industries, Inc.	336,294
3,200	Primerica, Inc.	143,424
9,900	Procter & Gamble Co.	778,734
1,700	Prologis, Inc. - REIT	70,023
10,600	Prospect Capital Corp.2	117,024
3,400	Prudential Financial, Inc.	287,572
800	PS Business Parks, Inc. - REIT2	67,216
700	Public Storage - REIT	118,300
4,700	QLogic Corp.*2	53,674
200	Quaker Chemical Corp.	15,456
41,900	Quicksilver Resources, Inc.*1 2	137,013
15,000	Ramco-Gershenson Properties Trust - REIT2	250,500
900	Raymond James Financial, Inc.	47,502
5,900	Raytheon Co.	577,669
800	Red Robin Gourmet Burgers, Inc.*2	62,344
4,800	Reinsurance Group of America, Inc.	369,552

26

ASPIRIANT RISK-MANAGED GLOBAL EQUITY FUND
SCHEDULE OF INVESTMENTS (Continued)
As of February 28, 2014

Number of Shares		Value
	COMMON STOCK (Continued)
	UNITED STATES (Continued)
4,300	Reliance Steel & Aluminum Co.	$297,904
25,900	Rite Aid Corp.*	170,681
900	Riverbed Technology, Inc.*2	20,052
1,100	RLJ Lodging Trust - REIT2	28,589
1,000	Rogers Corp.*	64,700
1,100	Rovi Corp.*	27,324
5,900	Sabra Health Care REIT, Inc. - REIT	167,973
200	Sanderson Farms, Inc.2	15,368
2,600	Sanmina Corp.*	44,096
1,200	Sapient Corp.*2	20,892
6,000	ScanSource, Inc.*2	235,560
1,500	Sears Holdings Corp.*1 2	67,125
1,800	Select Comfort Corp.*2	32,508
1,400	Select Medical Holdings Corp.	15,694
2,700	Service Corp. International	50,463
20,400	Silicon Image, Inc.*	123,420
1,600	Simon Property Group, Inc. - REIT	258,064
400	Skechers U.S.A., Inc. - Class A*2	13,492
11,700	Skullcandy, Inc.*2	98,397
500	SL Green Realty Corp. - REIT	49,665
17,000	SLM Corp.	406,980
9,300	Smith & Wesson Holding Corp.*1 2	106,950
400	Solera Holdings, Inc.	27,368
3,800	Sonic Corp.*	77,444
4,800	Sonus Networks, Inc.*2	17,904
800	Sovran Self Storage, Inc. - REIT	59,192
7,500	Spansion, Inc. - Class A*2	122,325
3,200	Spirit Aerosystems Holdings, Inc. - Class A*	92,256
2,600	SPX Corp.	279,968
2,200	St. Jude Medical, Inc.	148,104
5,400	STAG Industrial, Inc. - REIT2	125,874
5,300	Stamps.com, Inc.*	186,454
1,100	Standard Motor Products, Inc.	38,665
1,000	Starwood Property Trust, Inc. - REIT	24,020
5,400	Starz - Class A*	172,692
2,000	Steel Dynamics, Inc.	34,880
2,000	Steelcase, Inc. - Class A	29,740
1,400	Stewart Information Services Corp.	51,772
3,200	Stone Energy Corp.*	115,008
4,500	Stryker Corp.	361,080

Number of Shares		Value
	COMMON STOCK (Continued)
	UNITED STATES (Continued)
4,200	Summit Hotel Properties, Inc. - REIT	$38,808
2,700	SunCoke Energy, Inc.*	60,156
11,700	Superior Energy Services, Inc.	346,203
25,500	Symantec Corp.	547,740
6,500	Symetra Financial Corp.	128,050
1,800	Synopsys, Inc.*	72,720
300	Syntel, Inc.*	28,308
300	Tech Data Corp.*	17,280
600	Techne Corp.	53,304
1,100	Telephone & Data Systems, Inc.	25,069
1,200	Terex Corp.	53,436
600	Tesoro Corp.	30,606
2,000	TETRA Technologies, Inc.*	24,000
3,200	TIBCO Software, Inc.*	69,728
3,800	Time Warner Cable, Inc.	533,330
3,800	Time Warner, Inc.	255,094
2,500	Timken Co.	150,900
600	Towers Watson & Co. - Class A2	65,460
8,000	Travelers Cos., Inc.2	670,720
7,500	Travelzoo, Inc.*2	177,150
600	Trex Co., Inc.*	46,932
7,300	Triangle Petroleum Corp.*	65,408
2,700	TrueBlue, Inc.*	76,896
7,800	Tutor Perini Corp.*2	192,270
31,200	Tyson Foods, Inc. - Class A	1,230,840
200	UniFirst Corp.	21,938
2,400	Unisys Corp.*	82,128
2,100	United Online, Inc.2	23,541
1,100	United Therapeutics Corp.*	111,562
4,900	UnitedHealth Group, Inc.	378,623
1,800	Universal Health Services, Inc. - Class B	144,504
13,000	Unum Group	452,140
4,300	USANA Health Sciences, Inc.*1 2	314,631
18,800	Vaalco Energy, Inc.*	125,208
1,100	Ventas, Inc. - REIT	68,673
12,714	Verizon Communications, Inc.	603,966
2,200	Vertex Pharmaceuticals, Inc.*	177,892
3,600	Viacom, Inc. - Class B	315,828
5,000	Viad Corp.	120,250
400	ViewPoint Financial Group, Inc.	10,000

27

ASPIRIANT RISK-MANAGED GLOBAL EQUITY FUND
SCHEDULE OF INVESTMENTS (Continued)
As of February 28, 2014

Number of Shares		Value
	COMMON STOCK (Continued)
	UNITED STATES (Continued)
1,800	Visa, Inc. - Class A	$406,692
1,300	Visteon Corp.*	108,459
20,000	Vonage Holdings Corp.*2	92,200
600	Vornado Realty Trust - REIT	57,774
2,200	Wal-Mart Stores, Inc.	164,340
5,000	Walgreen Co.	339,750
3,500	Walt Disney Co.	282,835
1,300	Waste Management, Inc.	53,950
1,400	Webster Financial Corp.	43,358
5,500	WellPoint, Inc.	498,245
29,100	Wells Fargo & Co.	1,350,822
9,400	Western Digital Corp.	817,706
3,200	Western Refining, Inc.	116,640
2,000	Westlake Chemical Corp.	266,660
2,000	Weyerhaeuser Co. - REIT	59,020
3,200	Whiting Petroleum Corp.*	219,872
1,600	Worthington Industries, Inc.	63,776
300	WR Grace & Co.*	30,402
5,800	Xerox Corp.	63,742
21,700	Yahoo!, Inc.*	839,139
		86,993,079
	TOTAL COMMON STOCK
	(Cost $166,222,053)	188,904,157

	PREFERRED STOCK – 0.3%
	BRAZIL – 0.0%
8,100	Lojas Americanas S.A.	49,987

	GERMANY – 0.3%
1,787	Henkel A.G. & Co. KGaA	199,125
4,728	Porsche Automobil Holding S.E.	496,600
		695,725
	UNITED KINGDOM – 0.0%
4,810	IMI PLC	16,109

	TOTAL PREFERRED STOCK
	(Cost $582,333)	761,821

Number of Shares		Value
	SHORT-TERM INVESTMENTS – 8.5%
	COLLATERAL POOL INVESTMENTS FOR SECURITIES ON LOAN – 1.7%
	Collateral pool allocation3	$3,443,848

	MONEY MARKET FUNDS – 6.8%
13,689,123	JPMorgan Prime Money Market Fund - Agency Shares, 0.01%2 4	13,689,123

	TOTAL SHORT-TERM INVESTMENTS
	(Cost $17,132,971)	17,132,971

	TOTAL INVESTMENTS – 102.2%
	(Cost $183,937,357)	206,798,949

Number of Contracts		Value
	PURCHASED OPTIONS – 0.2%
	PURCHASED CALL OPTIONS – 0.0%
	S&P 500 Index
81	Exercise Price: $1,970, Expiration Date: March 22, 2014	3,645
	S&P 500 Index - FLEX
85	Exercise Price: $1,885, Expiration Date: March 3, 2014	2,099
86	Exercise Price: $1,885, Expiration Date: March 5, 2014	12,404
84	Exercise Price: $1,920, Expiration Date: March 10, 2014	2,761
83	Exercise Price: $1,940, Expiration Date: March 12, 2014	849
81	Exercise Price: $1,965, Expiration Date: March 17, 2014	897
82	Exercise Price: $1,960, Expiration Date: March 19, 2014	1,097
81	Exercise Price: $1,985, Expiration Date: March 24, 2014	889
81	Exercise Price: $1,975, Expiration Date: March 26, 2014	1,907
	S&P 500 Index - Weekly
84	Exercise Price: $1,910, Expiration Date: March 7, 2014	2,100
81	Exercise Price: $1,955, Expiration Date: March 14, 2014	1,215

28

ASPIRIANT RISK-MANAGED GLOBAL EQUITY FUND
SCHEDULE OF INVESTMENTS (Continued)
As of February 28, 2014

Number of Contracts		Value
	PURCHASED OPTIONS (Continued)
	PURCHASED CALL OPTIONS (Continued)
80	Exercise Price: $1,990, Expiration Date: March 28, 2014	$3,200
		33,063
	PURCHASED PUT OPTIONS – 0.2%
	iShares MSCI EAFE Index Fund
1,257	Exercise Price: $60, Expiration Date: March 22, 2014	5,028
1,255	Exercise Price: $60, Expiration Date: April 19, 2014	22,590
	iShares MSCI EAFE Index Fund - FLEX
1,274	Exercise Price: $59, Expiration Date: March 5, 2014	7
1,263	Exercise Price: $60, Expiration Date: March 12, 2014	1,207
1,310	Exercise Price: $57, Expiration Date: March 26, 2014	7,600
1,336	Exercise Price: $55, Expiration Date: April 2, 2014	7,108
1,277	Exercise Price: $59, Expiration Date: April 9, 2014	16,235
1,255	Exercise Price: $60, Expiration Date: April 23, 2014	23,747
	iShares MSCI Emerging Markets Index Fund
1,685	Exercise Price: $35, Expiration Date: March 22, 2014	13,480
1,710	Exercise Price: $34, Expiration Date: April 19, 2014	29,070
	iShares MSCI Emerging Markets Index Fund - FLEX
1,694	Exercise Price: $34, Expiration Date: March 5, 2014	19
1,696	Exercise Price: $35, Expiration Date: March 12, 2014	5,090
1,786	Exercise Price: $31, Expiration Date: March 26, 2014	5,119
1,781	Exercise Price: $31, Expiration Date: April 2, 2014	8,972
1,725	Exercise Price: $33, Expiration Date: April 9, 2014	18,775
1,700	Exercise Price: $34, Expiration Date: April 23, 2014	38,564
	iShares Russell 2000 Index Fund
360	Exercise Price: $104, Expiration Date: March 22, 2014	4,320

Number of Contracts		Value
	PURCHASED OPTIONS (Continued)
	PURCHASED PUT OPTIONS (Continued)
364	Exercise Price: $101, Expiration Date: April 19, 2014	$10,920
	iShares Russell 2000 Index Fund - FLEX
368	Exercise Price: $101, Expiration Date: March 5, 2014	13
363	Exercise Price: $104, Expiration Date: March 12, 2014	1,234
380	Exercise Price: $97, Expiration Date: March 26, 2014	2,759
388	Exercise Price: $92, Expiration Date: April 2, 2014	2,943
375	Exercise Price: $98, Expiration Date: April 9, 2014	5,693
358	Exercise Price: $103, Expiration Date: April 23, 2014	15,879
	S&P 500 Index
53	Exercise Price: $1,665, Expiration Date: March 22, 2014	7,155
81	Exercise Price: $1,670, Expiration Date: March 22, 2014	10,530
53	Exercise Price: $1,650, Expiration Date: April 19, 2014	19,080
	S&P 500 Index - FLEX
85	Exercise Price: $1,545, Expiration Date: March 3, 2014	—
86	Exercise Price: $1,545, Expiration Date: March 5, 2014	—
53	Exercise Price: $1,665, Expiration Date: March 5, 2014	20
84	Exercise Price: $1,625, Expiration Date: March 10, 2014	1,018
83	Exercise Price: $1,640, Expiration Date: March 12, 2014	2,400
53	Exercise Price: $1,670, Expiration Date: March 12, 2014	2,179
81	Exercise Price: $1,675, Expiration Date: March 17, 2014	7,412
82	Exercise Price: $1,650, Expiration Date: March 19, 2014	8,172
81	Exercise Price: $1,695, Expiration Date: March 24, 2014	12,888
55	Exercise Price: $1,600, Expiration Date: March 26, 2014	5,491
81	Exercise Price: $1,680, Expiration Date: March 26, 2014	16,269

29

ASPIRIANT RISK-MANAGED GLOBAL EQUITY FUND
SCHEDULE OF INVESTMENTS (Continued)
As of February 28, 2014

Number of Contracts		Value
	PURCHASED OPTIONS (Continued)
	PURCHASED PUT OPTIONS (Continued)
56	Exercise Price: $1,525, Expiration Date: April 2, 2014	$3,481
54	Exercise Price: $1,640, Expiration Date: April 9, 2014	13,951
53	Exercise Price: $1,665, Expiration Date: April 23, 2014	24,124
	S&P 500 Index - Weekly
84	Exercise Price: $1,605, Expiration Date: March 7, 2014	1,260
81	Exercise Price: $1,665, Expiration Date: March 14, 2014	6,075
80	Exercise Price: $1,695, Expiration Date: March 28, 2014	16,800
		404,677
	TOTAL PURCHASED OPTIONS
	(Cost $1,250,156)	437,740

	TOTAL INVESTMENTS AND PURCHASED OPTIONS – 102.4%
	(Cost $185,187,513)	207,236,689
	Liabilities in excess of other assets – (2.4)%	(4,933,983)

	TOTAL NET ASSETS – 100.0%	$202,302,706

	SHORT SECURITIES – (1.7)%
	WRITTEN OPTIONS – (1.7)%
	WRITTEN CALL OPTIONS – (1.6)%
	iShares MSCI EAFE Index Fund
(1,075)	Exercise Price: $68, Expiration Date: March 22, 2014	(62,350)
(895)	Exercise Price: $69, Expiration Date: March 28, 2014	(28,640)
(895)	Exercise Price: $67, Expiration Date: April 19, 2014	(158,415)
(895)	Exercise Price: $69, Expiration Date: April 19, 2014	(58,175)
(1,790)	Exercise Price: $71, Expiration Date: May 17, 2014	(64,440)
	iShares MSCI Emerging Markets Index Fund
(815)	Exercise Price: $41, Expiration Date: March 22, 2014	(19,560)

Number of Contracts		Value
	SHORT SECURITIES (Continued)
	WRITTEN OPTIONS (Continued)
	WRITTEN CALL OPTIONS (Continued)
(815)	Exercise Price: $41, Expiration Date: April 4, 2014	$(31,785)
(815)	Exercise Price: $42, Expiration Date: April 19, 2014	(32,600)
(850)	Exercise Price: $42, Expiration Date: April 19, 2014	(22,950)
(815)	Exercise Price: $43, Expiration Date: May 17, 2014	(26,895)
	iShares Russell 2000 Index Fund
(270)	Exercise Price: $119, Expiration Date: March 22, 2014	(32,670)
(402)	Exercise Price: $120, Expiration Date: March 31, 2014	(47,436)
(270)	Exercise Price: $119, Expiration Date: April 19, 2014	(52,380)
(270)	Exercise Price: $121, Expiration Date: April 19, 2014	(29,970)
(402)	Exercise Price: $122, Expiration Date: April 19, 2014	(32,562)
	S&P 500 Index
(81)	Exercise Price: $1,880, Expiration Date: March 22, 2014	(85,860)
(45)	Exercise Price: $1,885, Expiration Date: March 22, 2014	(39,150)
(48)	Exercise Price: $1,895, Expiration Date: April 19, 2014	(64,080)
(38)	Exercise Price: $1,910, Expiration Date: May 17, 2014	(67,260)
	S&P 500 Index - FLEX
(85)	Exercise Price: $1,800, Expiration Date: March 3, 2014	(504,443)
(86)	Exercise Price: $1,800, Expiration Date: March 5, 2014	(510,653)
(84)	Exercise Price: $1,835, Expiration Date: March 10, 2014	(248,139)
(83)	Exercise Price: $1,850, Expiration Date: March 12, 2014	(163,296)
(81)	Exercise Price: $1,875, Expiration Date: March 17, 2014	(73,238)
(82)	Exercise Price: $1,870, Expiration Date: March 19, 2014	(98,771)
(81)	Exercise Price: $1,895, Expiration Date: March 24, 2014	(50,236)

30

ASPIRIANT RISK-MANAGED GLOBAL EQUITY FUND
SCHEDULE OF INVESTMENTS (Continued)
As of February 28, 2014

Number of Contracts		Value
	SHORT SECURITIES (Continued)
	WRITTEN OPTIONS (Continued)
	WRITTEN CALL OPTIONS (Continued)
(81)	Exercise Price: $1,885, Expiration Date: March 26, 2014	$(80,864)
	S&P 500 Index - Quarterly
(76)	Exercise Price: $1,900, Expiration Date: March 31, 2014	(48,260)
	S&P 500 Index - Weekly
(84)	Exercise Price: $1,825, Expiration Date: March 7, 2014	(326,340)
(38)	Exercise Price: $1,890, Expiration Date: March 7, 2014	(5,700)
(81)	Exercise Price: $1,865, Expiration Date: March 14, 2014	(97,200)
(80)	Exercise Price: $1,900, Expiration Date: March 28, 2014	(48,000)
(28)	Exercise Price: $1,870, Expiration Date: April 4, 2014	(60,480)
		(3,272,798)
	WRITTEN PUT OPTIONS – (0.1)%
	S&P 500 Index
(81)	Exercise Price: $1,760, Expiration Date: March 22, 2014	(25,110)
	S&P 500 Index - FLEX
(85)	Exercise Price: $1,630, Expiration Date: March 3, 2014	—
(86)	Exercise Price: $1,630, Expiration Date: March 5, 2014	(7)
(84)	Exercise Price: $1,710, Expiration Date: March 10, 2014	(3,189)
(83)	Exercise Price: $1,730, Expiration Date: March 12, 2014	(9,911)
(81)	Exercise Price: $1,765, Expiration Date: March 17, 2014	(21,052)
(82)	Exercise Price: $1,740, Expiration Date: March 19, 2014	(15,125)
(81)	Exercise Price: $1,785, Expiration Date: March 24, 2014	(45,545)
(81)	Exercise Price: $1,770, Expiration Date: March 26, 2014	(45,843)
	S&P 500 Index - Weekly
(84)	Exercise Price: $1,690, Expiration Date: March 7, 2014	(2,520)
(81)	Exercise Price: $1,755, Expiration Date: March 14, 2014	(14,580)

Number of Contracts		Value
	SHORT SECURITIES (Continued)
	WRITTEN OPTIONS (Continued)
	WRITTEN PUT OPTIONS (Continued)
(80)	Exercise Price: $1,785, Expiration Date: March 28, 2014	$(61,600)
		(244,482)
	TOTAL WRITTEN OPTIONS
	(Proceeds $2,202,280)	(3,517,280)

	TOTAL SHORT SECURITIES
	(Proceeds $2,202,280)	$(3,517,280)

*	Non-income producing security.

1	Certain shares or principal amounts are temporarily on loan to unaffiliated brokers-dealers.

2	All or a portion of this security is held as collateral for securities sold short and futures contracts. At period end, the aggregate market value of those securities was $17,787,405.

3	Please refer to Note 2, Securities Lending, in the Notes to Financial Statements.

4	The rate is the annualized seven-day yield at period end.

ADR – American Depository Receipt

FLEX – Flexible Exchange traded option, representing a customized option contract with negotiated contract terms.

GDR – Global Depository Receipt

PCL – Public Company Limited

PLC – Public Limited Company

REIT – Real Estate Investment Trust

See accompanying Notes to Financial Statements.

31

ASPIRIANT RISK-MANAGED GLOBAL EQUITY FUND
SCHEDULE OF INVESTMENTS (Continued)
As of February 28, 2014

Number of Contracts Long	Description	Expiration Date	Unrealized Appreciation (Depreciation)
43	E-Mini S&P 500 Index	March 2014	$87,997
35	Euro STOXX 50 Index	March 2014	79,118
1	Hang Seng Index	March 2014	2,573
246	MSCI Emerging Markets Mini Index	March 2014	(477,243)
1	MSCI SING Index ETS	March 2014	(351)
2	S&P/TSX 60 Index	March 2014	17,244
1	SPI 200	March 2014	1,895
4	TOPIX Index	March 2014	(32,437)
			$(321,204)

See accompanying Notes to Financial Statements.

32

ASPIRIANT RISK-MANAGED GLOBAL EQUITY FUND
SUMMARY OF INVESTMENTS
As of February 28, 2014 (Unaudited)

Security Type/Sector	Percent of Total Net Assets
Common Stock
Financials	19.7%
Health Care	11.2%
Consumer Discretionary	10.2%
Consumer Staples	9.8%
Communications	9.6%
Technology	9.2%
Industrials	8.4%
Energy	6.4%
Materials	5.3%
Utilities	3.6%
Total Common Stock	93.4%
Preferred Stock
Consumer Discretionary	0.2%
Consumer Staples	0.1%
Industrials	0.0%
Total Preferred Stock	0.3%
Short-Term Investments	8.5%
Total Investments	102.2%
Purchased Options
Purchased Call Options	0.0%
Purchased Put Options	0.2%
Total Purchased Options	0.2%
Total Investments and Purchased Options	102.4%
Liabilities in excess of other assets	(2.4%)
Total Net Assets	100.0%

See accompanying Notes to Financial Statements.

33

ASPIRIANT RISK-MANAGED GLOBAL EQUITY FUND
STATEMENT OF ASSETS AND LIABILITIES
February 28, 2014*

ASSETS:
Investments, at value (cost $183,937,357)	$206,798,949
Purchased options outstanding, at value (premiums paid $1,250,156)	437,740
Cash	2,540,332
Foreign currency, at value (cost $411,537)	415,151
Deposits at Brokers for Futures (cost $1,242,585)	1,242,735
Receivables:
Investments sold	2,533,791
Dividends and interest	449,030
Prepaid offering expenses	10,951
Other prepaid expenses	38,103
Total assets	214,466,782

LIABILITIES:
Written options outstanding, at value (premiums received $2,202,280)	3,517,280
Payables:
Investments purchased	4,193,569
Return of securities lending collateral	3,443,848
Fund shares redeemed	215,513
Variation margin	321,204
Due to Adviser	224,655
Accrued fund accounting fees	15,823
Accrued administrative servicing fees	15,163
Accrued registration fees	23,855
Accrued custody fees	53,543
Accrued fund administration fees	7,683
Accrued transfer agent fees and expenses	8,469
Accrued Trustees' fees	13,307
Accrued Chief Compliance Officer fees	5,507
Accrued other expenses	104,657
Total liabilities	12,164,076

NET ASSETS	$202,302,706

NET ASSETS CONSIST OF:
Capital (unlimited shares authorized, no par value)	$185,120,445
Distributions in excess of net investment income	(495,396)
Accumulated net realized loss on investments	(2,740,914)
Net unrealized appreciation (depreciation) on:
Investments	22,861,592
Foreign currency	5,599
Futures contracts	(321,204)
Purchased options	(812,416)
Written options	(1,315,000)
NET ASSETS	$202,302,706

ADVISOR SHARES:
Net assets applicable to outstanding shares	$202,302,706
Shares issued and outstanding	18,385,238
Net asset value per share	$11.00

*	Commenced operations as of the close of business on April 4, 2013.

See accompanying Notes to Financial Statements.

34

ASPIRIANT RISK-MANAGED GLOBAL EQUITY FUND
STATEMENT OF OPERATIONS
For the Period Ended February 28, 2014*

INVESTMENT INCOME:
Dividends (net of foreign withholding taxes of $176,062)	$3,540,871
Interest	2,029
Securities lending income	21,958
Total investment income	3,564,858

EXPENSES:
Advisory fees	2,214,874
Custody fees	359,636
Legal fees	184,779
Administrative services fees	165,286
Trustees' fees and expenses	133,307
Offering costs	103,016
Fund accounting fees	87,073
Fund administration fees	85,226
Chief Compliance Officer fees	61,362
Audit fees	53,007
Transfer agent fees and expenses	48,564
Registration fees	43,755
Insurance fees	26,810
Shareholder reporting fees	12,497
Miscellaneous	65,566
Total expenses	3,644,758
Net investment loss	(79,900)

REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
Investments	1,997,547
Foreign currency translations	(74,402)
Futures contracts	923,712
Purchased options	(6,749,781)
Written options	1,157,109
Total net realized loss	(2,745,815)
Net change in unrealized appreciation (depreciation) on:
Investments	22,861,592
Foreign currency translations	5,599
Futures contracts	(321,204)
Purchased options	(812,416)
Written options	(1,315,000)
Total net change in unrealized appreciation	20,418,571
Net realized and unrealized gain	17,672,756
Net Increase in Net Assets from Operations	$17,592,856

*	Commenced operations as of the close of business on April 4, 2013.

See accompanying Notes to Financial Statements.

35

ASPIRIANT RISK-MANAGED GLOBAL EQUITY FUND
STATEMENT OF CHANGES IN NET ASSETS

Period Ended February 28, 2014*
INCREASE IN NET ASSETS FROM:
Operations:
Net investment loss	$(79,900)
Net realized loss on investments and foreign currency	(2,745,815)
Net change in unrealized appreciation on investments and foreign currency	20,418,571
Net increase in net assets resulting from operations	17,592,856

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income:
Advisor Shares	(420,776)
Total distributions to shareholders	(420,776)

CAPITAL SHARE TRANSACTIONS:
Advisor Shares:
Shares sold	202,414,393
Shares issued for reinvestment of distributions	381,544
Shares redeemed	(17,765,311)
Net increase from capital share transactions	185,030,626

Total increase in net assets	202,202,706

NET ASSETS:
Beginning of period	100,000
End of period	$202,302,706

Distributions in excess of net investment income	$(495,396)

TRANSACTIONS IN SHARES:
Advisor Shares:
Shares sold	20,010,329
Shares issued for reinvestment of distributions	34,940
Shares redeemed	(1,670,031)
Net increase	18,375,238

*	Commenced operations as of the close of business on April 4, 2013.

See accompanying Notes to Financial Statements.

36

ASPIRIANT RISK-MANAGED GLOBAL EQUITY FUND
FINANCIAL HIGHLIGHTS
Per share income and capital changes for a share outstanding throughout each period.

	Period Ended February 28, 2014*
Net asset value, beginning of period	$10.00

Income from Investment Operations:
Net investment loss	—	(1)
Net realized and unrealized gain on investments and foreign currency	1.02
Total from investment operations	1.02

Less Distributions:
From net investment income	(0.02)
Total distributions	(0.02)

Net asset value, end of period	$11.00

Total return	10.24	%(2)

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in thousands)	$202,303
Ratios (as a percentage of average daily net assets):
Expenses	2.20	%(3)
Net investment loss	(0.05	%)(3)
Portfolio turnover rate	43	%(2)

*	Commenced operations as of the close of business on April 4, 2013.

(1)	Rounds to less than (0.005).

(2)	Not annualized.

(3)	Annualized.

See accompanying Notes to Financial Statements.

37

ASPIRIANT RISK-MANAGED GLOBAL EQUITY FUND
NOTES TO FINANCIAL STATEMENTS
February 28, 2014

1.	ORGANIZATION

Aspiriant Risk-Managed Global Equity Fund (the “Fund”) is a series of Aspiriant Global Equity Trust (the “Trust”), which was organized on November 22, 2011, as a statutory trust under the laws of the State of Delaware. The Fund is registered under the Investment Company Act of 1940 (the “1940 Act”) as a diversified, open-end management investment company. The investment objective of the Fund is to achieve long-term capital appreciation while considering federal tax implications of investment decisions. Under normal circumstances, the Fund seeks to achieve its investment goal by investing at least 80% of its net assets in the equity securities in companies of any market capitalization. The Fund holds a broad and diverse group of equity securities of companies in countries in developed and emerging markets. The Fund also invests in securities that provide exposure to equity securities.

Aspiriant, LLC (the “Adviser”) serves as the investment adviser to the Fund. The Board of Trustees of the Trust (the “Board”) has the overall responsibility for monitoring the operations of the Trust and the Fund, including the Adviser and sub-advisers.

The Fund has established two classes of shares: Advisor Shares and Institutional Shares. Only Advisor Shares have been offered and issued to date.

2.	SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Fund in preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”).

(a)	Securities Valuations

Securities are valued at market value as of the close of trading (generally 4:00 p.m. Eastern time) on each business day when the New York Stock Exchange (“NYSE”) is open. Securities, other than stock options, listed on the NYSE or other exchanges are valued on the basis of the last reported sale price on the exchange on which they are primarily traded. However, if the last sale price on the NYSE is different from the last sale price on any other exchange, the NYSE price will be used. If there are no sales on that day, then the securities are valued at the bid price on the NYSE or other primary exchange for that day. Securities traded in the over-the-counter (“OTC”) market are valued on the basis of the last sales price as reported by NASDAQ®. If there are no sales on that day, then the securities are valued at the mean between the closing bid and asked prices as reported by NASDAQ®. Stock options and stock index options traded on national securities exchanges or on NASDAQ® are valued at the mean between the latest bid and asked prices for such options. Securities for which market quotations are not readily available and other assets are valued at fair value as determined pursuant to procedures adopted in good faith by the Board. Debt securities that mature in less than 60 days are valued at amortized cost (unless the Board determines that this method does not represent fair value), if their original maturity was 60 days or less or by amortizing the value as of the 61st day before maturity, if their original term to maturity exceeded 60 days.

The values of securities held by the Fund are determined as of the time at which trading in such securities is completed each day. That time, in the case of foreign securities, generally occurs at various times before the close of the NYSE. Trading in securities listed on foreign securities exchanges will be valued at the last sale or, if no sales are reported, at the bid price as of the close of the exchange, subject to possible adjustment. Foreign currency exchange rates are generally determined at the close of the NYSE. Foreign securities traded in countries outside the U.S. are fair valued by utilizing the quotations of an independent pricing service. The

38

ASPIRIANT RISK-MANAGED GLOBAL EQUITY FUND
NOTES TO FINANCIAL STATEMENTS (Continued)
February 28, 2014

2.	SIGNIFICANT ACCOUNTING POLICIES (Continued)

(a)	Securities Valuations (Continued)

pricing service uses statistical analyses and quantitative models to adjust local prices using factors such as subsequent movement and changes in the prices of indexes, securities and exchange rates in other markets in determining fair value as of the time the Fund calculates the NAVs.

The Board oversees the Trust’s Valuation Committee, whose actions are reported to the Board at least quarterly and more frequently, if appropriate.

(b)	Derivatives

Enhanced disclosure about the Fund’s derivative and hedging activities can be found in Note 6.

i.	Written Options

Upon the writing of a call or a put option, the premium received by the Fund is included in the Statement of Assets and Liabilities as a liability. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option written, in accordance with the Fund’s policies on investment valuations discussed above. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or are closed are added to or offset against the proceeds or amount paid on the transaction to determine the realized gain or loss. When an index option is exercised, the Fund is required to deliver an amount of cash determined by the excess of the strike price of the option over the value of the index (in the case of a put) or the excess of the value of the index over the strike price of the option (in the case of a call) at contract termination. If a put option on a security is exercised, the premium reduces the cost basis of the securities purchased by the Fund. The Fund, as a writer of an option, may have no control over whether the underlying securities or other assets may be sold (call) or purchased (put) and, as a result, bears the market risk of an unfavorable change in the price of the securities or other assets underlying the written option. The Fund may also bear the risk of not being able to enter into a closing transaction if a liquid secondary market does not exist.

The premium amount and the number of option contracts written by the Fund during the period ended February 28, 2014, were as follows:

Written Options	Number of Contracts	Premium Amount
Call options outstanding at April 4, 2013	—	$—
Put options outstanding at April 4, 2013	—	—
Call options written	101,303	13,803,593
Put options written	11,177	6,945,118
Call options closed	(88,767)	(12,252,071)
Put options closed	(10,188)	(6,294,360)
Options outstanding at February 28, 2014	13,525	$2,202,280

39

ASPIRIANT RISK-MANAGED GLOBAL EQUITY FUND
NOTES TO FINANCIAL STATEMENTS (Continued)
February 28, 2014

2.	SIGNIFICANT ACCOUNTING POLICIES (Continued)

(b)	Derivatives (Continued)

ii.	Purchased Options

Upon the purchase of a call or put option, the premium paid by the Fund is included in the Statement of Assets and Liabilities as an investment. The amount of the investment is subsequently marked-to-market to reflect the current market value of the option purchased, in accordance with the Fund’s policies on investment valuations discussed above. As the purchaser of an index option, the Fund has the right to receive a cash payment equal to any depreciation in the value of the index below the strike price of the option (in the case of a put) or equal to any appreciation in the value of the index over the strike price of the option (in the case of a call) as of the valuation date of the option. If an option which the Fund had purchased expires on the stipulated expiration date, the Fund will realize a loss in the amount of the cost of the option. If the Fund enters into a closing sale transaction, the Fund will realize a gain or loss, depending on whether the sales proceeds from the closing sale transaction are greater or less than the cost of the option. If the Fund exercises a put option on a security, it will realize a gain or loss from the sale of the underlying security, and the proceeds from such sale will be decreased by the premium originally paid. If the Fund exercises a call option on a security, the cost of the security which the Fund purchases upon exercise will be increased by the premium originally paid. The risk associated with purchasing options is limited to the premium originally paid.

The average number of purchased options contracts outstanding during the period ended February 28, 2014, which is indicative of the volume of this derivative type, was 25,259 contracts.

iii.	Stock Index Futures

The Fund may invest in stock index futures as a substitute for a comparable market position in the underlying securities. A stock index future obligates the seller to deliver (and the purchaser to accept), effectively, an amount of cash equal to a specific dollar amount times the difference between the value of a specific stock index at the close of the last trading day of the contract and the price at which the agreement is made. No physical delivery of the underlying stocks in the index is made. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities or cash as collateral for the account of the broker (the Fund’s agent in acquiring the futures position). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by “marking to market” on a daily basis to reflect the market value of the contracts at the end of each day’s trading. Variation margin payments are received or made depending upon whether unrealized gains or losses are incurred. When the contracts are closed, the Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund’s basis in the contract.

40

ASPIRIANT RISK-MANAGED GLOBAL EQUITY FUND
NOTES TO FINANCIAL STATEMENTS (Continued)
February 28, 2014

2.	SIGNIFICANT ACCOUNTING POLICIES (Continued)

(c)	Fair Value Measurements and Disclosures

Under Fair Value Measurements and Disclosures, various inputs are used in determining the value of the Fund’s investments. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those investments. These inputs are summarized into three broad levels as described below:

•	Level 1 – unadjusted quoted prices in active markets for identical assets and liabilities;

•
Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, benchmark yields, bids, offers, transactions, spreads, cash collateral received as part of the securities lending program, and other relationships observed in the markets among market securities, underlying equity of the issuer, proprietary pricing models, credit risk, etc.); or

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The following is a summary of the inputs used, as of February 28, 2014, in valuing the Fund’s assets:

Assets	Level 1	Level 2	Level 3	Total
Common Stock
Australia	$—	$3,996,482	$—	$3,996,482
Austria	—	187,312	—	187,312
Belgium	—	688,085	—	688,085
Bermuda	5,380,467	664,597	—	6,045,064
Brazil	4,812,259	—	—	4,812,259
Canada	5,780,141	—	—	5,780,141
Cayman Islands	381,024	795,395	—	1,176,419
Chile	2,127,167	—	—	2,127,167
China	—	546,066	—	546,066
Curacao	117,766	—	—	117,766
Denmark	—	550,221	—	550,221
Finland	—	900,245	—	900,245
France	—	4,223,167	—	4,223,167
Germany	—	4,347,628	—	4,347,628
Gibraltar	—	11,692	—	11,692
Guernsey	—	259,653	—	259,653
Hong Kong	—	1,359,681	—	1,359,681
India	201,960	—	—	201,960
Indonesia	—	1,073,334	—	1,073,334
Ireland	1,279,293	131,108	—	1,410,401
Isle of Man	—	59,449	—	59,449
Israel	—	236,370	—	236,370
Italy	—	1,831,672	—	1,831,672
Japan	—	11,238,980	—	11,238,980

41

ASPIRIANT RISK-MANAGED GLOBAL EQUITY FUND
NOTES TO FINANCIAL STATEMENTS (Continued)
February 28, 2014

2.	SIGNIFICANT ACCOUNTING POLICIES (Continued)

(c)	Fair Value Measurements and Disclosures (Continued)

Assets	Level 1	Level 2	Level 3	Level 4
Common Stock (Continued)
Jersey	$73,227	$366,283	$—	$439,510
Luxembourg	—	32,233	—	32,233
Malaysia	—	5,248,622	—	5,248,622
Malta	—	40,598	—	40,598
Mauritius	—	13,589	—	13,589
Mexico	1,553,687	—	—	1,553,687
Netherlands	1,365,240	2,104,988	—	3,470,228
Norway	—	115,067	—	115,067
Poland	—	1,467,433	—	1,467,433
Puerto Rico	120,078	—	—	120,078
Russian Federation	549,619	298,123	—	847,742
Singapore	274,790	917,890	—	1,192,680
South Africa	—	4,829,676	—	4,829,676
South Korea	—	4,758,145	—	4,758,145
Spain	—	1,662,122	—	1,662,122
Sweden	—	1,600,866	—	1,600,866
Switzerland	840,568	4,132,866	—	4,973,434
Taiwan	285,506	3,020,156	—	3,305,662
Thailand	—	1,105,220	—	1,105,220
Turkey	—	720,688	—	720,688
United Kingdom	179,760	11,052,824	—	11,232,584
United States	86,831,607	161,472	—	86,993,079
Preferred Stock
Brazil	49,987	—	—	49,987
Germany	—	695,725	—	695,725
United Kingdom	16,109	—	—	16,109
Purchased Call Options	10,160	22,903	—	33,063
Purchased Put Options	146,308	258,369	—	404,677
Short-Term Investments	13,689,123	3,443,848	—	17,132,971
Total Assets	$126,065,846	$81,170,843	$—	$207,236,689

Liabilities	Level 1	Level 2	Level 3	Total
Written Call Options	$(1,543,158)	$(1,729,640)	$—	$(3,272,798)
Written Put Options	(103,810)	(140,672)	—	(244,482)
Total Liabilities	$(1,646,968)	$(1,870,312)	$—	$(3,517,280)

42

ASPIRIANT RISK-MANAGED GLOBAL EQUITY FUND
NOTES TO FINANCIAL STATEMENTS (Continued)
February 28, 2014

2.	SIGNIFICANT ACCOUNTING POLICIES (Continued)

(c)	Fair Value Measurements and Disclosures (Continued)

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts	$(321,204)	$—	$—	$(321,204)

As of February 28, 2014, the Fund did not hold any Level 3 securities. Transfers into and out of all Levels are represented by their balances as of the end of the reporting period. For the period ended February 28, 2014, there were no transfers among levels.

(d)	Security Transactions and Related Investment Income

Security transactions are recorded on the trade date. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums using the effective interest model. Dividend income and distributions to shareholders are recorded on ex-dividend dates. Realized gains and losses on investments and unrealized appreciation and depreciation of investments are reported on the identified cost basis, which is also used for income tax purposes.

(e)	Foreign Currency and Risk

i.	Assets and liabilities — at the closing rate of exchange as of 4:00 p.m. Eastern time on February 28, 2014.

ii.
Purchases and sales of investment securities, income and expenses — at the rate of exchange prevailing on the respective dates of such transactions (or the average rate if significant rate fluctuations have not occurred).

The Fund does not isolate the portion of the results of operations resulting from changes in foreign exchange rates on investments from fluctuations arising from changes in market prices of securities held. Such fluctuations are included within the net realized and unrealized gain (loss) on investments on the Statement of Operations.

Reported net realized foreign currency gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund’s books and the US$ equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at period end, resulting from changes in the exchange rate.

Foreign investments present additional risks due to currency fluctuations, economic and political factors, government regulations, differences in accounting standards and other factors. Investments in emerging markets involve even greater risks.

43

ASPIRIANT RISK-MANAGED GLOBAL EQUITY FUND
NOTES TO FINANCIAL STATEMENTS (Continued)
February 28, 2014

2.	SIGNIFICANT ACCOUNTING POLICIES (Continued)

(f)	Securities Lending

The Fund participates in a securities lending program, providing for the lending of U.S. and global equity securities to qualified brokers. The Fund receives cash as collateral in return for the securities and records a corresponding payable for collateral due to the respective broker. The amount of cash collateral received is maintained at a minimum level of 100% of the prior day’s market value on securities loaned. Investment transactions, including securities on loan and the related collateral, are recorded on a trade date basis, and therefore the Value of Securities Loaned and Payable on Collateral Due to Brokers in the table below may not accurately reflect the operational nature of the securities lending program. The Fund’s securities on loan were appropriately collateralized at February 28, 2014. Collateral is reinvested in short-term securities including overnight repurchase agreements, commercial paper, master notes, floating rate corporate notes (with at least quarterly reset rates), and money market funds. The valuation of collateral is discussed in “Securities Valuations” in Note 2 of the Notes to the Financial Statements. When a Fund lends its portfolio securities, it is subject to the risk that it may not be able to get the portfolio securities back from the borrower on a timely basis, in which case the Fund may lose certain investment opportunities. A Fund also is subject to the risks associated with the investments of cash collateral received from the borrower.

Cash collateral received as part of the securities lending program was invested in the following securities as of February 28, 2014:

Description	Value
Fidelity Institutional Money Market Fund, 0.08%*	$1,000,000
Repurchase Agreement with RBS Securities Inc., 0.04%	1,000,000
Repurchase Agreement with Societe Generale, 0.05%	201,377
Repurchase Agreement with Credit Suisse Securities (USA) LLC, 0.04%	398,230
$2,599,607

*	The rate shown is the annualized 7-day yield as of February 28, 2014.

As of February 28, 2014, the Fund held non-cash collateral in the amount of $844,241 which consisted of fixed income U.S. Treasury Securities.

The Fund pays a portion of net revenue from securities lending to JPMorgan Chase Bank, N.A (“JPM”) for its services as the securities lending agent. The securities lending income as shown in the Statement of Operations is net of these expenses. For the period ended February 28, 2014, the Fund paid $10,027 to JPM from securities lending revenue.

44

ASPIRIANT RISK-MANAGED GLOBAL EQUITY FUND
NOTES TO FINANCIAL STATEMENTS (Continued)
February 28, 2014

2.	SIGNIFICANT ACCOUNTING POLICIES (Continued)

(g)	Distributions to Shareholders

The Fund intends to make annual distributions from its cash available for distribution, which consists of the Fund’s dividends and interest income after payment of Fund expenses, net option premiums and net realized and unrealized gains on stock investments. The Fund intends to distribute all or substantially all of its net realized capital gains (reduced by available capital loss carryforwards from prior years). Distributions are recorded on the ex-dividend date. The Fund distinguishes between distributions on a tax basis and a financial reporting basis. U.S. GAAP requires that only distributions in excess of tax basis earnings and profits be reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. For tax purposes, distributions from short-term capital gains are considered to be from ordinary income. The final determination of tax characteristics of the Fund’s distributions will occur at the end of the year, at which time it will be reported to the shareholders.

(h)	Use of Estimates

The preparation of the financial statements in conformity with U.S. GAAP requires the Fund to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. The Fund believes that the estimates utilized in preparing the financial statements are reasonable and prudent, however, actual results could differ from these estimates.

(i)	Guarantees and Indemnifications

In the normal course of business, the Fund enters into contracts with service providers that contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims against the Fund that have not yet occurred. Based on experience, the Fund expects the risk of loss to be remote.

(j)	Federal Income Taxes

The Fund’s policy is to comply with the requirements of the Internal Revenue Code that are applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Therefore no federal income tax provision is required.

Accounting for Uncertainty in Income Taxes (the “Income Tax Statement”) requires an evaluation of tax positions taken (or expected to be taken) in the course of preparing a Fund’s tax return to determine whether these positions meet a “more-likely-than-not” standard that, based on the technical merits, have a more than fifty percent likelihood of being sustained by a taxing authority upon examination. A tax position that meets the “more-likely-than-not” recognition threshold is measured to determine the amount of benefit to recognize in the financial statements. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations.

The Income Tax Statement requires management of the Fund to analyze all open tax years for all major jurisdictions, which the Fund considers to be its federal income tax filings. The open tax years include the current year plus the prior three tax years, or all years if the Fund has been in existence for less than three years. As of and during the period ended February 28, 2014, the Fund did not record a liability for any unrecognized tax benefits. The Fund has no examination in progress and is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

45

ASPIRIANT RISK-MANAGED GLOBAL EQUITY FUND
NOTES TO FINANCIAL STATEMENTS (Continued)
February 28, 2014

3.	INVESTMENT ADVISORY FEES AND OTHER TRANSACTIONS WITH SERVICES PROVIDERS

(a)	Investment Advisory Fees

The Adviser provides investment advisory services to the Fund pursuant to the terms of an investment advisory agreement between the Adviser and the Trust. In consideration for such services, the Fund will pay the Adviser a fee at an annual rate of 1.34% based on the average daily net assets, computed and accrued daily and paid monthly in arrears. Pursuant to an administrative services agreement with the Trust, the Adviser is entitled to a fee at an annual rate of 0.10% based on the average daily net assets, computed and accrued daily and paid monthly in arrears, for providing administrative services to the Fund that include the selection and monitoring of investment sub-advisers, negotiation of investment sub-advisory agreements, data gathering regarding investments, liaison with outside service providers such as the administrator, transfer agent, custodian, auditors and accountants, creation of investor communications, and other such activities.

The Adviser and the Fund have entered into an expense limitation and reimbursement agreement (“Expense Limitation Agreement”) under which the Adviser has agreed to pay or absorb the ordinary operating expenses of the Fund (which exclude any acquired fund fees and expenses, interest expenses, taxes, brokerage commissions, dividend costs relating to short sales and extraordinary expenses of the Fund) to the extent necessary to limit the annualized operating expenses of the Advisor Shares to 2.25% of the Fund’s average daily net asset value attributable to the Advisor Shares (the “Expense Limitation”). In consideration of the Adviser’s agreement to limit the Fund’s expenses, the Fund will carry forward the amount of expenses paid or absorbed in excess of the Expense Limitation for a period not to exceed two years from the end of the fiscal year in which they were incurred and will reimburse the Adviser such amounts, but only to the extent it does not cause the Fund’s ordinary operating expenses to exceed the Expense Limitation in effect at the time of reimbursement. As of February 28, 2014, there were no amounts waived or assumed that are subject for recoupment by Adviser.

Since the organization of the Fund, offering expenses of $113,967 have been paid on behalf of the Fund by the Adviser and are amortized to expense over twelve months on a straight-line basis beginning on the date the Fund commenced operations, April 4, 2013. During the period ended February 28, 2014, $103,016 of the total offering expenses were amortized to expense. During the period ended February 28, 2014, the Adviser recouped $81,618 of the total offering expenses paid on behalf of the Fund.

(b)	Sub-Advisory Fees

AQR Capital Management, LLC (“AQR”) and Dimensional Fund Advisors LP (“DFA”) each serve as a sub-adviser for a portion of the Fund’s equity strategy. Parametric Risk Advisors LLC (“PRA”) serves as the sub-adviser for the options overlay strategy of the Fund. As of February 28, 2014, only AQR and PRA have been allocated a portion of the Fund’s portfolio. The Adviser pays a portion of its advisory fee to AQR and PRA for sub-advisory services they provide to the Fund.

(c)	Custodian Fees

JPM serves as custodian of the Trust’s assets and is responsible for maintaining custody of the Fund’s cash and investments and retaining sub-custodians, including in connection with the custody of foreign securities. Cash held by the custodian, the amount of which may at times be substantial, is insured by the Federal Deposit Insurance Corporation up to the amount of available insurance coverage limits.

46

ASPIRIANT RISK-MANAGED GLOBAL EQUITY FUND
NOTES TO FINANCIAL STATEMENTS (Continued)
February 28, 2014

3.	INVESTMENT ADVISORY FEES AND OTHER TRANSACTIONS WITH SERVICES PROVIDERS (Continued)

(d)	Fund Accounting Fees

JPM also serves as the Trust’s fund accounting agent.

(e)	Administration Fees

UMB Fund Services, Inc. (“UMBFS”) serves as the Trust’s administrator and provides various administrative services necessary for the operations of the Trust including facilitating general fund management; monitoring fund compliance with federal and state regulations; supervising the maintenance of the fund’s general ledger, the preparation of the fund’s financial statements, the payment of dividends and other distributions to shareholders; and preparing specified financial, tax, and other reports.

(f)	Transfer Agent Fees

UMBFS also serves as a Trust’s Transfer Agent and dividend disbursing agent.

(g)	Trustees’ Fees

Certain Trustees and officers of the Trust are officers of the Adviser. Each Trustee, other than those affiliated with the Adviser, receives an annual retainer of $25,000, plus reimbursement of related expenses. In addition, the audit committee chair receives an annual retainer of $5,000.

4.	INVESTMENT TRANSACTIONS

For the period ended February 28, 2014, cost of purchases and proceeds from sales of portfolio securities, other than short-term investments, amounted to $231,425,357 and $66,620,227, respectively.

5.	FEDERAL TAX INFORMATION

At February 28, 2014, the cost of securities on a tax basis and gross unrealized appreciation and (depreciation) on investments for federal income tax purposes were as follows:

Cost of investments	$184,782,309

Gross unrealized appreciation	$28,927,137
Gross unrealized depreciation	(6,472,757)

Net unrealized appreciation on investments	$22,454,380

The difference between cost amounts for financial statement and federal income tax purposes is due primarily to timing differences in recognizing certain gains and losses in security transactions.

47

ASPIRIANT RISK-MANAGED GLOBAL EQUITY FUND
NOTES TO FINANCIAL STATEMENTS (Continued)
February 28, 2014

5.	FEDERAL TAX INFORMATION (Continued)

U.S. GAAP requires that certain components of the net assets be reclassified between financial and tax reporting. Theses reclassifications have no effect on net assets or net asset value per share. For the period ended February 28, 2014, permanent differences in book and tax accounting have been reclassified to undistributed net investment income and accumulated net realized loss as follows:

Increase (Decrease)
Paid in Capital	Accumulated Net Investment Income (Loss)	Accumulated Net Realized Gain (Loss)
$(10,181)	$5,280	$4,901

At February 28, 2014, the Fund had accumulated capital loss carryforwards as follows:

	Short-Term	Long-Term
Losses not Subject to Expiration	$2,665,726	$821,634
	$2,665,726	$821,634

To the extent that a fund may realize future net capital gains, those gains will be offset by any of its unused capital loss carryforward. Future capital loss carryover utilization in any given year may be subject to Internal Revenue Code limitations.

Losses incurred after October 31 (“post-October” losses) within the taxable year are deemed to arise on the first day of the Fund’s next taxable year at the election of the Fund. As of February 28, 2014, the Fund had $1,062,477 of post-October capital losses which the Fund will elect to defer until March 1, 2014 for tax purposes.

As of February 28, 2014, the Fund had $91,589 of qualified late-year ordinary losses, which the Fund will elect to defer until fiscal year 2015 for tax purposes. Net late-year losses incurred after December 31, and within the taxable year are deemed to arise on the first day of the Fund’s next taxable year at the election of the Fund.

As of February 28, 2014, the components of accumulated earnings/(deficit) on a tax basis were as follows:

Undistributed ordinary income	$—
Undistributed long-term capital gains	—
Accumulated earnings	—
Accumulated capital and other losses	(4,737,477)
Unrealized appreciation on investments	22,454,380
Unrealized depreciation on futures contracts, foreign currency translations and written options	(534,642)
Total accumulated earnings/(deficit)	$17,182,261

48

ASPIRIANT RISK-MANAGED GLOBAL EQUITY FUND
NOTES TO FINANCIAL STATEMENTS (Continued)
February 28, 2014

5.	FEDERAL TAX INFORMATION (Continued)

The tax character of the distribution paid during the fiscal period ended February 28, 2014 was as follows:

2014
Distributions paid from:
Ordinary Income	$420,776
Net long term capital gains	—
Total taxable distributions	420,776
Total distributions paid	$420,776

6.	OTHER DERIVATIVE INFORMATION

(a)	Derivative Investment Holdings Categorized by Risk Exposure

The Fund is subject to the FASB “Disclosures about Derivative Instruments and Hedging Activities” (the “Derivatives Statement”). The Derivatives Statement amends and expands disclosures about derivative instruments and hedging activities. The Derivatives Statement is intended to improve financial reporting about derivative instruments requiring enhanced disclosures to enable investors to better understand how and why the Fund uses derivative instruments, how these derivative instruments are accounted for and their effects on the Fund’s financial position and results of operations.

The following table sets forth the fair value and the location in the Statement of Assets and Liabilities of the Fund’s derivative contracts by primary risk exposure as of February 28, 2014:

	Asset derivatives		Liability derivatives
Risk exposure category	Statement of Assets and Liabilities location	Fair value	Statement of Assets and Liabilities location	Fair Value
Equity price risk*	Purchased options outstanding, at value	$437,740	Written options outstanding, at value	$3,517,280
			Variation margin	321,204

*	Includes cumulative appreciation (depreciation) of options contracts shown in the Schedule of Investments.

49

ASPIRIANT RISK-MANAGED GLOBAL EQUITY FUND
NOTES TO FINANCIAL STATEMENTS (Continued)
February 28, 2014

6.	OTHER DERIVATIVE INFORMATION (Continued)

(a)	Derivative Investment Holdings Categorized by Risk Exposure (Continued)

For the period April 4, 2013 (commencement of operations) through February 28, 2014, the effect of derivative contracts on the Fund’s Statement of Operations was as follows:

	Statement of Operations
Risk exposure category	Derivative Instrument	Realized gain (loss) on derivatives recognized in income	Change in unrealized appreciation (depreciation) on derivatives recognized in income
Equity price risk	Purchased Options	$(6,749,781)	$(812,416)
Equity price risk	Written Options	1,157,109	(1,315,000)
Equity price risk	Futures Contracts	932,712	(321,204)

(b)	Disclosures about Offsetting Assets and Liabilities

Disclosures about Offsetting Assets and Liabilities requires an entity to disclose information about offsetting and related arrangements to enable users of its financial statements to understand the effect of those arrangements on its financial position. The guidance requires retrospective application for all comparative periods presented. As of February 28, 2014, the Fund did not hold any financial or derivative instruments that are offset or subject to enforceable master netting agreements (or related arrangements).

7.	SUBSEQUENT EVENTS

Management has evaluated the events and transactions through the date the financial statements were issued and determined there were no subsequent events that required adjustment to our disclosure in the financial statements.

50

ASPIRIANT RISK-MANAGED GLOBAL EQUITY FUND
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders and Board of Trustees of Aspiriant Risk-Managed Global Equity Fund:

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of the Aspiriant Risk-Managed Global Equity Fund (the “Fund”) as of February 28, 2014, and the related statements of operations, changes in net assets, and financial highlights for the period then ended. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit.

We conducted our audit in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audit included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of February 28, 2014, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Fund as of February 28, 2014, the results of its operations, the changes in net assets, and the financial highlights for the period then ended, in conformity with accounting principles generally accepted in the United States of America.

/s/ Deloitte & Touche LLP

Milwaukee, WI
April 28, 2014

51

ASPIRIANT RISK-MANAGED GLOBAL EQUITY FUND
OTHER INFORMATION
February 28, 2014 (Unaudited)

QUALIFIED DIVIDEND INCOME

For the period ended February 28, 2014, 100% of the dividends paid from net investment income, including short-term capital gains (if any), are designated as qualified dividend income.

CORPORATE DIVIDENDS RECEIVED DEDUCTION

Dividends paid by the Fund as of February 28, 2014, which are not designated as capital gain distributions, should be multiplied by 100% to arrive at the net amount eligible for the corporate dividend received deduction.

PROXY VOTING POLICIES AND PROCEDURES

For a description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities, please call 800-996-2862 and request a Statement of Additional Information. One will be mailed to you free of charge. The Statement of Additional Information is also available on the website of the U.S. Securities and Exchange Commission at www.sec.gov as well as the Fund’s website at www.aspiriantfunds.com.

Information on how the Fund voted proxies relating to portfolio securities during the 12-month period ended June 30 is available without charge, upon request, by calling 877-997-9971 or by accessing the website of the U.S. Securities and Exchange Commission.

DISCLOSURE OF PORTFOLIO HOLDINGS

The Fund files complete schedule of portfolio holdings with the U.S. Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Form N-Q is available on the website of the U.S. Securities and Exchange Commission at www.sec.gov, and may also be reviewed and copied at the Commission’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

52

ASPIRIANT RISK-MANAGED GLOBAL EQUITY FUND
EXPENSE EXAMPLE
February 28, 2014 (Unaudited)

As a shareholder of the Fund, you incur ongoing costs, including management fees and other Fund expenses. If you invest through a financial intermediary, you may also incur additional costs such as a transaction fee charged on the purchase or sale of the Fund or an asset-based management fee. The following Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from September 1, 2013 to February 28, 2014.

ACTUAL EXPENSES

The first line of the following table titled “Actual” provides information about actual account value and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during the period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the following table titled “Hypothetical” provides information about hypothetical account value and hypothetical expenses based on the Fund’s actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account value and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any costs that may be associated with investing in a Fund through a financial intermediary. Therefore, the second line of the table is useful in comparing the ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if any costs associated with investing through a financial intermediary were included, your costs would have been higher.

	Beginning Account Value September 1, 2013	Ending Account Value February 28, 2014	Annualized Expense Ratio	Expense Paid During the Period from September 1, 2013 to February 28, 2014*
Actual	$1,000.00	$1,092.60	2.31%	$12.00
Hypothetical	$1,000.00	$1,013.53	2.31%	$11.55

*
Expenses are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year 181/365 (to reflect the half-year period)

53

ASPIRIANT RISK-MANAGED GLOBAL EQUITY FUND
TRUSTEES AND OFFICERS
February 28, 2014 (Unaudited)

Set forth below are the names, ages, positions with the Trust, length of term of office, and the principal occupations and other directorships held during at least the last five years of each of the persons currently serving as a Trustee of the Trust, as well as information about each officer of the Trust. The business address of each Trustee and officer is 11100 Santa Monica Blvd, Suite 600, Los Angeles, CA 90025.

Independent Trustees
Name and Age	Position(s) Held With the Trust	Term of Office and Length of Time Served	Principal Occupations During Past Five Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During Past Five Years
Michael D. Le Roy Age 66	Trustee	Indefinite; since 2012	Principal, Crown Capital Advisors LLC (2000-present)	1	Advisors Series Trust (12/08-11/10); BB Funds (12/08-5/09); Bjurman, Barry Funds (1/04-10/08)
Robert D. Taylor Age 52	Trustee	Indefinite; since 2012	Partner, Centinela Capital Partners, LLC (2006-present)	1	Frontier Airlines (8/06-9/09)
Karyn Williams Age 48	Trustee	Indefinite; since 2012	Head of Insurance Investments, Farmers Insurance Group (2013-present); Institutional Investment Consultant, Wilshire Associates Incorporated (2001-2013)	1	None

54

ASPIRIANT RISK-MANAGED GLOBAL EQUITY FUND
TRUSTEES AND OFFICERS (Continued)
February 28, 2014 (Unaudited)

Interested Trustees and Officers
Name and Age	Position(s) Held With the Trust	Term of Office and Length of Time Served	Principal Occupations During Past Five Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During Past Five Years
Robert J. Francais Age 47	Trustee/ President	Indefinite; since 2012	President of the Trust, Aspiriant, LLC (2013-present); Chief Executive Officer, Aspiriant, LLC (2010-present); Chief Operating Officer, Aspiriant, LLC (2008-2009); Chief Executive Officer, Quintile Wealth Management (2002-2007)	1	None
Bob Wagman Age 62	Trustee	Indefinite; since 2013	Chairman of the Board of the Fund (2013-present); Managing Director of Investment Management Services, Aspiriant, LLC (2013-present); Chairman of the Board, Aspiriant, LLC (2010-present); Chief Strategy Officer, Aspiriant, LLC (2009-2013)	1	None
Michael H. Kossman Age 49	Vice President	Indefinite; since 2012
Chief Operating Officer (2012 -present), Chief Compliance Officer (2008-present), Chief Financial Officer (2008-2012), Aspiriant, LLC; Chief Financial Officer, Chief Operating Officer, Chief Compliance Officer, Kochis Fitz (2000-2007)
				n/a	n/a
Hilarie C. Green Age 53	Treasurer, Principal Financial Officer, Secretary	Indefinite; since 2012	Managing Director, Aspiriant, LLC (2012-present); Managing Director, Wilshire Associates (1998-2011)	n/a	n/a
Martin Dziura Age 53	Chief Compliance Officer, Anti-Money Laundering Officer	Indefinite; since 2012	Director, Cipperman Compliance Services (2010-present); Chief Compliance Officer, Hanlon Investment Management (2009-2010); Vice President, Compliance, Morgan Stanley Investment Management (2000-2009)	n/a	n/a

*	All Interested Trustees are “interested persons” of the Trust as defined in the 1940 Act by virtue of their interest in the investment adviser.

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ASPIRIANT RISK-MANAGED GLOBAL EQUITY FUND

A series of Aspiriant Global Equity Trust

Advisor Shares (Ticker RMEAX)

INVESTMENT ADVISER
Aspiriant LLC
11100 Santa Monica Blvd., Suite 600
Los Angeles, CA 90025

SUB-ADVISERS
AQR Capital Management, LLC
Two Greenwich Plaza, 3rd Floor
Greenwich, CT 06830

Dimensional Fund Advisors LP
Palisades West, 6300 Bee Cave Road, Building One
Austin, TX 78746

Parametric Risk Advisors
274 Riverside Avenue
Westport, CT 06880

AUDITORS
Deloitte & Touche LLP
555 East Wells Street
Milwaukee, WI 53202

LEGAL COUNSEL
Bingham McCutchen LLP
2020 K Street, NW
Washington, DC 20006

CUSTODIAN
JPMorgan Chase Bank, N.A.
Seaport Center, 70 Fargo Street
Boston, MA 02210-1950

DISTRIBUTOR
UMB Distribution Services, LLC
803 West Michigan Street
Milwaukee, WI 53233

TRANSFER AGENT
UMB Fund Services, Inc.
803 West Michigan Street
Milwaukee, WI 53233

Item 2.  Code of Ethics

The Registrant has adopted a code of ethics (the “Code”), as that term is defined in Item 2 of Form N-CSR, that applies to the Registrant’s principal executive officer and principal financial officer.  A copy of the Code is attached as an exhibit.  There were no amendments to the Code or waivers from the provisions of the Code.

Item 3.  Audit Committee Financial Expert

The Registrant’s board has determined that Mr. Michael D. LeRoy possesses the technical attributes to qualify as an “audit committee financial expert” serving on the Registrant’s audit committee and designated Mr. LeRoy as “audit committee financial expert.”  Mr. LeRoy is independent under the standards set forth in Item 3 of Form N-CSR.

Item 4.  Principal Accountant Fees and Services

This is the Registrant’s first fiscal year of operations.  The aggregate fees billed for professional services by the principal accountant during the Registrant’s fiscal year 2014 are as follows:

(a) Audit Fees for Registrant.

Fiscal year ended February 28, 2014	$44,000

(b) Audit-Related Fees for Registrant. These fees were billed by the Registrant’s independent auditors for assurance and related services that were reasonably related to the performance of the audit of the Registrant’s financial statements.

Fiscal year ended February 28, 2014	None

(c) Tax Fees for Registrant. These fees were billed for professional services rendered by the Registrant’s independent auditors for tax compliance, tax advice, and tax planning.

Fiscal year ended February 28, 2014	$8,000

(d) All Other Fees.

Fiscal year ended February 28, 2014	None

The aggregate fees billed for the first fiscal year for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item.

Fiscal year ended February 28, 2014	None

(e) Audit Committee’s pre-approval policies and procedures.

(1) The Audit Committee has adopted pre-approval policies and procedures that require the Audit Committee to pre-approve all audit and non-audit services of the Registrant, including services provided to the Registrant’s investment adviser or any entity controlling, controlled by or under common control with the Registrant’s investment adviser that provides ongoing services to the Registrant with respect to any engagement that directly relates to the operations and financial reporting of the Registrant.

(2) Services approved pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X: 100% of these fees were approved by the Audit Committee as required pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X.

(b) Not applicable.
(c) Not applicable.
(d) Not applicable.

(f) None.

(g) Non-Audit Fees Billed for Registrant

None.

(h) Not applicable.

Item 5.  Audit Committee of Listed Registrants

Not applicable.

Item 6.  Schedule of Investments

Included as part of the report to shareholders filed under Item 1 of this Form N-CSR.

Item 7.  Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable to open-end investment companies.

Item 8.  Portfolio Managers of Closed-end Management Investment Companies

Not applicable to open-end investment companies.

Item 9.  Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable to open-end investment companies.

Item 10.  Submission of Matters to a Vote of Security Holders

No material changes to report.

Item 11.  Controls and Procedures

(a)
The Registrant’s principal executive officer and principal financial officer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934.  Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the registrant and by the Registrant’s service provider.

(b)
There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the Registrant’s second fiscal quarter of the period covered by this report that materially affected, or were reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12.  Exhibits

(a)	(1)	Code of Ethics as required by Item 2. Filed herewith.

(2)
Certifications of the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) of the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002.  Filed herewith.

(3)
Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable to open-end investment companies.

(b)
Certification of the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(b) of 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002.  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant	Aspiriant Global Equity Trust

By	/s/ Robert J. Francais
Title	Robert J. Francais, President

Date	5/9/14

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Robert J. Francais
Title	Robert J. Francais, President

Date	5/9/14

By	/s/ Hilarie C. Green
Title	Hilarie C. Green, Treasurer and Principal Financial Officer

Date	5/9/14